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LORD ABBETT

STATEMENT OF ADDITIONAL INFORMATION                                APRIL 1, 2002
                                                          REVISED APRIL 10, 2002

                         LORD ABBETT RESEARCH FUND, INC.
                            GROWTH OPPORTUNITIES FUND
                             LARGE-CAP RESEARCH FUND
                              SMALL-CAP VALUE FUND
                          (CLASS A, B, C AND P SHARES)

This Statement of Additional Information is not a Prospectus. A Prospectus may be obtained from your securities dealer or from Lord Abbett Distributor LLC ("Lord Abbett Distributor") at 90 Hudson Street, Jersey City, NJ 07302-3973. This Statement of Additional Information relates to, and should be read in conjunction with, the Prospectuses for the Lord Abbett Research Fund, Inc., Large-Cap Research Fund, Small-Cap Value Fund, and Lord Abbett Growth Opportunities Fund (each individually the "Fund" or collectively the "Funds"), dated April 1, 2002. The Lord Abbett Growth Opportunities Fund is a separate Prospectus.

Shareholder inquiries should be made by directly contacting the Funds or by calling 800-821-5129. The Annual Reports to Shareholders are available without charge, upon request by calling that number. In addition, you can make inquiries through your dealer.

TABLE OF CONTENTS                                                          PAGE

1.       Fund History                                                       2
2.       Investment Policies                                                2
3.       Management of the Funds                                            8
4.       Control Persons and Principal Holders of Securities               15
5.       Investment Advisory and Other Services                            15
6.       Brokerage Allocations and Other Practices                         17
7.       Capital Stock and Other Securities                                19
8.       Purchases, Redemptions and Pricing                                25
9.       Taxation of the Funds                                             29
10.      Underwriter                                                       32
11.      Performance                                                       34
12.      Financial Statements                                              36


                                       1
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                                       1.
                                  FUND HISTORY

Lord Abbett Research Fund, Inc. (the "Company") was incorporated in Maryland on April 6, 1992, as a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "Act"). The Company has four funds or series, but only Lord Abbett Growth Opportunities Fund ("Growth Opportunities Fund"), Large-Cap Series ("Large-Cap Research Fund"), and Small-Cap Value Series ("Small-Cap Value Fund") (individually, "we" or the "Fund") (collectively, the "Funds") are offered by this Statement of Additional Information. Each Fund has five classes of shares (A, B, C, P and Y). Only shares of Classes A, B, C, and P are offered by this Statement of Additional Information.

                                       2.
                               INVESTMENT POLICIES

FUNDAMENTAL INVESTMENT RESTRICTIONS. Each Fund is subject to the following fundamental investment restrictions that cannot be changed without the approval of a majority of each Fund's outstanding shares.

Each Fund may not:

     (1) borrow money, except that (i) it may borrow from banks (as defined in the Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) each Fund may borrow up to an additional 5% of its total assets for temporary purposes, (iii) each Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (iv) each Fund may purchase securities on margin to the extent permitted by applicable law;

     (2) pledge its assets (other than to secure borrowings, or to the extent permitted by each Fund's investment policies as permitted by applicable law);

     (3) engage in the underwriting of securities, except pursuant to a merger or acquisition or to the extent that, in connection with the disposition of its portfolio securities, it may be deemed to be an underwriter under federal securities laws;

     (4) make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers acceptances, repurchase agreements or any similar instruments shall not be subject to this limitation, and except further that each Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law;

     (5) buy or sell real estate (except that each Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies that invest in real estate or interests therein), or commodities or commodity contracts (except to the extent each Fund may do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act as, for example, with futures contracts);

     (6) with respect to 75% of each Fund's gross assets, buy securities of one issuer representing more than (i) 5% of each Fund's gross assets, except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or (ii) own more than 10% of the voting securities of such issuer;

     (7) invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry (excluding securities of the U.S. Government, its agencies and instrumentalities); or

     (8) issue senior securities to the extent such issuance would violate applicable law.

Compliance with these investment restrictions will be determined at the time of the purchase or sale of the security.


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NON-FUNDAMENTAL INVESTMENT RESTRICTIONS. In addition to the policies in the
Prospectus and the investment restrictions above that cannot be changed without shareholder approval, each Fund is also subject to the following non-fundamental investment policies that may be changed by the Board of Directors without shareholder approval.

Each Fund may not:

     (1) borrow in excess of 33 1/3% of its total assets (including the amount borrowed), and then only as a temporary measure for extraordinary or emergency purposes;

     (2) make short sales of securities or maintain a short position except to the extent permitted by applicable law;

     (3) invest knowingly more than 15% of its net assets (at the time of investment) in illiquid securities, except for securities qualifying for resale under Rule 144A of the Securities Act of 1933 ("Rule 144A"), deemed to be liquid by the Board of Directors;

     (4) invest in securities issued by other investment companies except to the extent permitted by applicable law (each of the Funds, may not, however, rely on Sections 12(d)(1)(F) and 12(d)(1)(G) of the Act);

     (5) invest in securities of issuers that, with their predecessors, have a record of less than three years' continuous operations, if more than 5% of its total assets would be invested in such securities. (This restriction shall not apply to mortgaged-backed securities, asset-backed securities or obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities);

     (6) hold securities of any issuer if more than 1/2 of 1% of the securities of such issuer are owned beneficially by one or more of the officers or directors of the Company or by one or more partners or members of the Funds' underwriters or investment adviser if these owners in the aggregate own beneficially more than 5% of the securities of such issuer;

     (7) invest in warrants if, at the time of the acquisition, its investment in warrants, valued at the lower of cost or market, would exceed 5% of its total assets (included within such limitation, but not to exceed 2% of its total assets, are warrants that are not listed on the New York or American Stock Exchange or a foreign exchange);

     (8) invest in real estate limited partnership interests or interests in oil, gas or other mineral leases, or exploration or development programs, except that it may invest in securities issued by companies that engage in oil, gas or other mineral exploration or other development activities;

     (9) write, purchase or sell puts, calls, straddles, spreads or combinations thereof, except to the extent permitted in its Prospectus and Statement of Additional Information, as they may be amended from time to time; or

     (10) buy from or sell to any of its officers, trustees, directors, employees, or its investment adviser or any of its officers, trustees, directors, partners or employees, any securities other than shares.

PORTFOLIO TURNOVER. For the fiscal year ended November 30, 2001 and 2000, the portfolio turnover rate was 101.15% and 112.57%, respectively, for Growth Opportunities Fund, 81.79% and 74.72%, respectively, for the Large-Cap Research Fund, and 64.76% and 76.21%, respectively, for Small-Cap Value Fund.

ADDITIONAL INFORMATION ON PORTFOLIO RISKS, INVESTMENTS AND TECHNIQUES. The following section provides further information on certain types of investments and investment techniques that may be used by each Fund, including their associated risks.

BORROWING MONEY. Each Fund may borrow money for temporary or emergency purposes from banks and other financial institutions in amounts not exceeding one-third of its total assets. If a Fund borrows money and experiences a decline in its net asset value, the borrowing could increase its losses.

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CONVERTIBLE SECURITIES. Each Fund may invest in convertible securities.
Convertible securities are preferred stocks or debt obligations that are convertible into common stock. They generally offer lower interest or dividend yields than non-convertible securities of similar quality. Convertible securities have both equity and fixed income risk characteristics. Like all fixed income securities, the value of convertible securities is susceptible to the risk of market losses attributable to changes in interest rates. Generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock underlying a convertible security approaches or exceeds the conversion price of the convertible security, the convertible security tends to reflect the market price of the underlying common stock. As the market price of the underlying common stock declines, the convertible security, like a fixed income security, tends to trade increasingly on a yield basis, and thus, may not decline in price to the same extent as the underlying common stock. The markets for convertible securities may be less liquid than markets for common stocks or bonds.

DEBT SECURITIES. Consistent with their respective investment objectives, each Fund may invest in debt securities, such as bonds, debentures, government obligations, commercial paper and pass-through instruments. The value of debt securities may fluctuate based on changes in interest rates and the issuer's financial condition. When interest rates rise or the issuer's financial condition worsens or is perceived by the market to be at greater risk, the value of debt securities tends to decline.

DEPOSITORY RECEIPTS. Each Fund may invest in sponsored and unsponsored American Depository Receipts ("ADRs") and similar depository receipts. ADRs, typically issued by a financial institution (a "depository"), evidence ownership interests in a security or a pool of securities issued by a foreign company and deposited with the depository. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the United States. Ownership of ADRs entails similar investment risks to direct ownership of foreign securities traded outside the U.S.; however, for purposes of the Funds' investment policies, ADRs are not treated as foreign securities.

FOREIGN SECURITIES. Each Fund may invest 10% of its net assets in foreign securities that are primarily traded outside the United States. This limitation does not include ADRs. Foreign securities may involve special risks that are not typically associated with U.S. dollar denominated or quoted securities of U.S. issuers, including the following:

     - Foreign securities may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to foreign securities and changes in exchange control regulations (i.e., currency blockage). A decline in the exchange rate of the foreign currency in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security in U.S. dollars.

     - Brokerage commissions, custodial services, and other costs relating to investment in foreign securities markets generally are more expensive than in the U.S.

     - Clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures may be unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

     - Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers. There may be less publicly available information about a foreign issuer than about a comparable U.S. issuer.

     - There is generally less government regulation of foreign markets, companies and securities dealers than in the U.S.

     - Foreign securities markets may have substantially less volume than U.S. securities markets, and securities of many foreign issuers are less liquid and more volatile than securities of comparable domestic issuers.

     - Foreign securities may trade on days when the Fund does not sell shares. As a result, the value of the Fund's portfolio securities may change on days an investor may not be able to purchase or redeem Fund shares.

     - With respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes on dividend or interest payments (or, in some cases, capital gains), limitations on the removal of funds or other assets of the Fund, and political or social instability or diplomatic developments that could affect investments in those countries.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. Although each Fund has no current intention of doing so, each Fund may, with Board authorization, engage in futures and options on futures transactions in accordance with its investment objective and policies.

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Futures contracts are standardized contracts that provide for the sale or purchase of a specified financial instrument at a future time at a specified price. An option on a futures contract gives the purchaser the right (and the writer of the option the obligation) to assume a position in a futures contract at a specified exercise price within a specified period of time. In addition to incurring fees in connection with futures and options, an investor is required to maintain margin deposits. At the time of entering into a futures transaction or writing an option, an investor is required to deposit a specified amount of cash or eligible securities called "initial margin." Subsequent payments, called "variation margin," are made on a daily basis as the market price of the futures contract or option fluctuates.

Each Fund may purchase and sell futures contracts and purchase and write call and put options on futures contracts, for bona fide hedging purposes, including to hedge against changes in interest rates, securities prices, or to the extent the Fund invests in foreign securities, currency exchange rates, or in order to pursue risk management strategies, including gaining efficient exposure to markets and minimizing transaction costs. Each Fund may also enter into closing purchase and sale transactions with respect to such contracts and options.

Futures contracts and options on futures contracts present substantial risks, including the following:

     - While a Fund may benefit from the use of futures and related options, unanticipated market events may result in poorer overall performance than if the Fund had not entered into any futures or related options transactions.

     - Because perfect correlation between a futures position and a portfolio position that the Fund intends to hedge is impossible to achieve, a hedge may not work as intended, and the Fund may thus be exposed to additional risk of loss.

     - The loss that the Fund may incur in entering into futures contracts and in writing call options on futures is potentially unlimited and may exceed the amount of the premium received.

     - Futures markets are highly volatile, and the use of futures may increase the volatility of the Fund's net asset value.

     - As a result of the low margin deposits normally required in futures and options on futures trading, a relatively small price movement in a contract may result in substantial losses to the Fund.

     - Futures contracts and related options may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day.

     - The counterparty to an OTC contract may fail to perform its obligations under the contract.

STOCK INDEX FUTURES CONTRACTS. Each Fund may, with Board authorization, seek to reduce the volatility in its portfolio through the use of stock index futures contracts. A stock index futures contract is an agreement pursuant to which two parties agree, one to receive and the other to pay, on a specified date an amount of cash equal to a specified dollar amount -- established by an exchange or board of trade -- times the difference between the value of the index at the close of the last trading day of the contract and the price at which the futures contract is originally written. The purchaser pays no consideration at the time the contract is entered into; the purchaser only pays the good faith deposit described below.

The market value of a stock index futures contract is based primarily on the value of the underlying index. Changes in the value of the index will cause roughly corresponding changes in the market price of the futures contract. If a stock index is established that is made up of securities whose market characteristics closely parallel the market characteristics of the securities in the Fund's portfolio, then the market value of a futures contract on that index should fluctuate in a way closely resembling the market fluctuation of the portfolio. Thus, if the Fund sells futures contracts, a decline in the market value of the portfolio will be offset by an increase in the value of the short futures position to the extent of the hedge (i.e., the size of the futures position). Conversely, when the Fund has cash available (for example, through substantial sales of shares) and wishes to invest the cash in anticipation of a rising market, the Fund could rapidly hedge against the expected market increase by buying futures contracts to offset the cash position and thus cushion the adverse effect of attempting to buy individual securities in a rising market.

Stock Index Futures Contracts are subject to the same risks as other futures contracts discussed above under "Futures Contracts and Options on Futures Contracts." To date, we have not entered into any futures contracts and have no present intent to do so.

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ILLIQUID SECURITIES. Each Fund may invest up to 15% of its net assets in illiquid securities that cannot be disposed of in seven days in the ordinary course of business at fair value. Illiquid securities include:

     -    Domestic and foreign securities that are not readily marketable.

     - Repurchase agreements and time deposits with a notice or demand period of more than seven days.

     - Certain restricted securities, unless the Board determines, based upon a review of the trading markets for a specific restricted security, that such restricted security is eligible for resale pursuant to Rule 144A under the Securities Act of 1933 ("144A Securities") and is liquid.

144A Securities may be resold to a qualified institutional buyer without registration and without regard to whether the seller originally purchased the security for investment. Investing in 144A Securities may decrease the liquidity of each Fund's portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

INVESTMENT COMPANIES. Each Fund may invest in securities of other investment companies subject to limitations prescribed by the Act, (except each Fund cannot rely on Sections 12(d)(1)(F) and (G)). These limitations include a prohibition on any Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of the Fund's total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies. The Funds indirectly will bear their proportionate share of any management fees and other expenses paid by the investment companies in which they invest. Such investment companies will generally be money market funds or have investment objectives, policies and restrictions substantially similar to those of the investing Fund and will be subject to substantially the same risks.

Each Funds may, consistent with their investment policies, invest in investment companies established to accumulate and hold a portfolio of securities that is intended to track the price performance and dividend yield of a well-known securities index. The Funds may use such investment company securities for several reasons, including, but not limited to, facilitating the handling of cash flows or trading, or reducing transaction costs. The price movement of the securities of such an investment company may not perfectly parallel the price movement of the underlying index.

LISTED OPTIONS ON SECURITIES. Each Fund may purchase and write national securities exchange-listed put and call options on securities or securities indices. A "call option" is a contract sold for a price giving its holder the right to buy a specific amount of securities at a specific price prior to a specified date. A "covered call option" is a call option issued on securities already owned by the writer of the call option for delivery to the holder upon the exercise of the option. Each Fund may write covered call options that are traded on a national securities exchange with respect to securities in its portfolios in an attempt to increase its income and to provide greater flexibility in the disposition of portfolio securities. During the period of the option, the Funds forgo the opportunity to profit from any increase in the market price of the underlying security above the exercise price of the option (to the extent that the increase exceeds its net premium). Each Fund also may enter into "closing purchase transactions" in order to terminate its obligation to deliver the underlying security. This may result in a short-term gain or loss. A closing purchase transaction is the purchase of a call option (at a cost which may be more or less than the premium received for writing the original call option) on the same security, with the same exercise price and call period as the option previously written. If a Fund is unable to enter into a closing purchase transaction, it may be required to hold a security that it might otherwise have sold to protect against depreciation.

A "put option" gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying securities at the exercise price at any time during the option period. A put option sold by a Fund is covered when, among other things, the Fund segregates permissible liquid assets having a value equal to or greater than the exercise price of the option to fulfill the obligation undertaken. Writing listed put options may be a useful portfolio investment strategy when the Fund has cash or other reserves available for investment as a result of sales of Fund shares or when the investment manager believes a more defensive and less fully invested position is desirable in light of market conditions. Each Fund will not purchase an option if, as a result of such purchase, more than 10% of its net assets would be invested in premiums for such options. Each Fund may write covered put options to the extent that cover for such options does not exceed 15% of its net assets. Each Fund may only sell (write) covered call options having an aggregate market value of less than 25% of its net assets.

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The purchase and writing of options is a highly specialized activity that involves special investment risks. The Funds may use options for hedging or cross hedging purposes or to seek to increase total return (which is considered a speculative activity). If the investment manager is incorrect in its expectation of changes in market prices or determination of the correlation between the securities on which options are based and the Fund's portfolio securities, the Fund may incur losses. The use of options can also increase a Fund's transaction costs.

PREFERRED STOCK, WARRANTS AND RIGHTS. Each Fund may invest in preferred stock, warrants and rights. Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer's earnings and assets before common stockholders but after bond owners and other creditors. Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default or other non-compliance by the issuer of the preferred stock. Investments in preferred stock present market and liquidity risks. The value of a preferred stock may be highly sensitive to the economic condition of the issuer, and markets for preferred stock may be less liquid than markets for the issuer's common stock.

Warrants are options to buy a stated number of shares of common stock at a specified price at any time during the life of the warrant. Rights represent a privilege offered to holders of record of issued securities to subscribe (usually on a pro rata basis) for additional securities of the same class, of a different class or of a different issuer. The holders of warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. The value of a warrant or right may not necessarily change with the value of the underlying securities. Warrants and rights cease to have value if they are not exercised prior to their expiration date. Investments in warrants and rights are thus speculative, and may result in a total loss of the money invested.

REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction by which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The resale price reflects the purchase price plus an agreed-upon market rate of interest that is unrelated to the coupon rate or date of maturity of the purchased security. In this type of transaction, the securities purchased by the Fund have a total value in excess of the value of the repurchase agreement. The Funds require at all times that the repurchase agreement be collateralized by cash or U.S. Government securities having a value equal to, or in excess of, the value of the repurchase agreement. Such agreements permit a Fund to keep all of its assets at work while retaining flexibility in pursuit of investments of a longer term nature.

The use of repurchase agreements involves certain risks. For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Funds may incur a loss upon disposition of them. If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a bankruptcy court may determine that the underlying securities are collateral not within the control of the Funds and are therefore subject to sale by the trustee in bankruptcy. Even though the repurchase agreements may have maturities of seven days or less, they may lack liquidity, especially if the issuer encounters financial difficulties. The Funds intend to limit repurchase agreements to transactions with dealers and financial institutions believed by Fund management to present minimal credit risks. The Funds will monitor the creditworthiness of the repurchase agreement sellers on an ongoing basis.

SECURITIES LENDING. Each Fund may lend portfolio securities to registered broker-dealers. These loans may not exceed 30% of a Fund's total assets. Securities loans will be collateralized by cash or marketable securities issued or guaranteed by the U.S. government or its agencies ("U.S. Government securities") or other permissible means at least equal to the market value of the loaned securities. The Funds may pay a part of the interest received with respect to the investment of collateral to a borrower and/or a third party that is not affiliated with the Funds and is acting as a "placing broker." No fee will be paid to persons affiliated with the Funds.

By lending portfolio securities, each of the Funds can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in permissible investments, such as U.S. Government securities, or obtaining yield in the form of interest paid by the borrower when U.S. Government securities or other forms of non-cash collateral are received. Lending portfolio securities could result in a loss or delay in recovering a Fund's securities if the borrower defaults.

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TEMPORARY DEFENSIVE INVESTMENTS. As described in the prospectus, each of the
Funds is authorized to invest temporarily a substantial amount, or even all, of its assets in various short-term fixed income securities to take a defensive position. These securities include:

     - Obligations of the U.S. Government and its agencies and instrumentalities. U.S. Government obligations are debt securities issued or guaranteed as to principal or interest by the U.S. Treasury. These securities include Treasury bills, notes and bonds.

     - Commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.

     - Bank certificates of deposit and time deposits. Certificates of deposit are certificates issued against funds deposited in a bank or a savings and loan. They are issued for a definite period of time and earn a specified rate of return.

     - Bankers' acceptances. Bankers' acceptances are short-term credit instruments evidencing the obligation of a bank to pay a draft that has been drawn on it by a customer. These instruments reflect the obligations both of the bank and of the drawer to pay the face amount of the instrument upon maturity. They are primarily used to finance the import, export, transfer or storage of goods. They are "accepted" when a bank guarantees their payment at maturity.

     - Repurchase agreements. Repurchase agreements are arrangements involving the purchase of an obligation by a portfolio and the simultaneous agreement to resell the same obligation on demand or at a specified future date and at an agreed-upon price.

                                       3.
                             MANAGEMENT OF THE FUND

The Company's Board of Directors is responsible for the management of the business and affairs of the Funds in accordance with the laws of the State of Maryland. The Board appoints officers who are responsible for the day-to-day operations of each Fund and who execute policies authorized by the Board. As discussed fully below, the Board also initially approves an investment adviser to each Fund and continues to monitor the cost and quality of the services provided by the investment adviser.

The following Director is the Managing Partner of Lord, Abbett & Co. ("Lord Abbett"), and is an "interested person" as defined in the Act. Mr. Dow is also an officer, director, or trustee of the fourteen Lord Abbett-sponsored funds, which consist of 43 portfolios or series.

                             CURRENT POSITION
NAME AND                     LENGTH OF SERVICE    PRINCIPAL OCCUPATION                   OTHER
(DATE OF BIRTH)              WITH COMPANY         DURING PAST FIVE YEARS                 DIRECTORSHIPS
---------------              ------------         ----------------------                 -------------
ROBERT S. DOW                Director since        Managing Partner and Chief            N/A
90 Hudson Street             1996; Chairman and    Investment Officer of Lord Abbett
Jersey City, New Jersey      President since 1996  since 1996.
Date of Birth: 3/8/1945

The following outside Directors are also directors or trustees of the fourteen Lord Abbett-sponsored funds, which consist of 43 portfolios or series.

                                       CURRENT POSITION
NAME, ADDRESS AND                      LENGTH OF SERVICE     PRINCIPAL OCCUPATION                  OTHER
(DATE OF BIRTH)                        WITH COMPANY          DURING PAST FIVE YEARS                DIRECTORSHIPS
---------------                        ------------          ----------------------                -------------
E. THAYER BIGELOW                      Director since 1996   Managing General Partner, Bigelow     Currently serves as a
Bigelow Media, LLC                                           Media, LLC (since 2000); Senior       director of Crane Co. and
717 Fifth Avenue, 26th Floor                                 Adviser, Time Warner Inc. (1998 -     Huttig Building Products
New York, New York                                           2000); Acting Chief Executive         Inc.
Date of Birth: 10/22/1941                                    Officer of Courtroom Television
                                                             Network  (1997 - 1998); President
                                                             and Chief Executive Officer of Time
                                                             Warner Cable Programming, Inc.
                                                             (1991 - 1997).

WILLIAM H.T. BUSH                      Director since 1998   Co-founder and Chairman of the        Currently serves as
Bush-O'Donnell & Co., Inc.                                   Board of the financial advisory       director of Wellpoint
101 South Hanley Rd, Suite 1025                              firm of Bush-O'Donnell & Company      Health Network,
St. Louis, Missouri                                          (since 1986).                         Mississippi Valley
Date of Birth: 7/14/1938                                                                           Bancorp, DT Industries
                                                                                                   Inc., and Engineered
                                                                                                   Support Systems, Inc.

ROBERT B. CALHOUN, JR.                 Director since 1998   Managing Director of Monitor          Currently serves as
Monitor Clipper Partners                                     Clipper Partners (since 1997) and     director of Avondale,
Two Canal Park                                               President of Clipper Asset            Inc., Avondale Mills,
Cambridge, Massachusetts                                     Management Corp., both private        Inc., IGI/Earth Color,
Date of Birth: 10/25/1942                                    equity investment funds (since        Inc., Integrated
                                                             1991).                                Graphics, Inc. and
                                                                                                   Interstate Bakeries Corp.

STEWART S. DIXON                       Director since 1996   Partner in the law firm of Wildman,   N/A
Wildman, Harrold, Allen & Dixon                              Harrold, Allen & Dixon (since
225 W. Wacker Drive, Suite 2800                              1967).
Chicago, Illinois
Date of Birth: 11/5/1930

FRANKLIN W. HOBBS                      Director since 2001   Chief Executive Officer of Houlihan   Currently serves as
Houlihan Lokey Howard & Zukin                                Lokey Howard & Zukin, an investment   director of Adolph Coors
685 Third Ave.                                               bank (January 2002 to present);       Company.
New York, New York                                           Chairman of Warburg Dillon Read
Date of Birth: 7/30/1947                                     (1999 - 2000); Global Head of
                                                             Corporate Finance of SBC Warburg
                                                             Dillon Read (1997 - 1999); Chief
                                                             Executive Officer of Dillon, Read &
                                                             Co. (1994 - 1997).

                                       CURRENT POSITION
NAME, ADDRESS AND                      LENGTH OF SERVICE     PRINCIPAL OCCUPATION                  OTHER
(DATE OF BIRTH)                        WITH COMPANY          DURING PAST FIVE YEARS                DIRECTORSHIPS
---------------                        ------------          ----------------------                -------------
C. ALAN MACDONALD                      Director since 1996   Retired - Special Projects            Currently serves as
415 Round Hill Road                                          Consulting (since 1992).              director of Fountainhead
Greenwich, Connecticut                                                                             Water Company, Careside,
Date of Birth: 5/19/1933                                                                           Inc., Lincoln Snacks,
                                                                                                   J.B. Williams Co., Inc.
                                                                                                   (personal care products),
                                                                                                   and Seix Fund, Inc.  Seix
                                                                                                   Fund, Inc. is a
                                                                                                   registered investment
                                                                                                   company that is advised
                                                                                                   by Seix Investment
                                                                                                   Advisors Inc.  Seix
                                                                                                   Investment Advisors
                                                                                                   Inc.'s Chairman, CEO, and
                                                                                                   Chief Investment Officer
                                                                                                   is married to Robert Dow,
                                                                                                   the Fund's Chairman and
                                                                                                   President and Managing
                                                                                                   General Partner of Lord
                                                                                                   Abbett.

THOMAS J. NEFF                         Director since 1992   Chairman of Spencer Stuart, an        Currently serves as
Spencer Stuart                                               executive search consulting firm      director of Ace, Ltd. and
277 Park Avenue                                              (since 1976).                         Exult, Inc.
New York, New York
Date of Birth: 10/2/1937

None of the officers listed below have received compensation from the Company. All the officers of the Company may also be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, New Jersey 07302.

                                   CURRENT POSITION     LENGTH OF SERVICE         PRINCIPAL OCCUPATION
NAME AND (DATE OF BIRTH)           WITH COMPANY         OF CURRENT POSITION       DURING PAST FIVE YEARS
------------------------           ------------         -------------------       ----------------------
Robert G. Morris (11/06/1944)      Executive Vice       Elected in 1996           Partner and Director of Equity Investments,
                                   President                                      joined Lord Abbett in 1991.

Robert P. Fetch (2/18/1953)        Executive Vice       Elected in 1997           Partner and Small-Cap Value Senior
                                   President                                      Investment Manager, joined Lord Abbett in
                                                                                  1995.

Eli M. Salzmann (3/24/1964)        Executive Vice       Elected in 1999           Partner and Director of Institutional Equity
                                   President                                      Investments, joined Lord Abbett in 1997,
                                                                                  formerly a Portfolio Manager Analyst at
                                                                                  Mutual of America from 1996 to 1997, prior
                                                                                  thereto Vice President at Mitchell Hutchins
                                                                                  Asset Management.

                                   CURRENT POSITION     LENGTH OF SERVICE         PRINCIPAL OCCUPATION
NAME AND (DATE OF BIRTH)           WITH COMPANY         OF CURRENT POSITION       DURING PAST FIVE YEARS
------------------------           ------------         -------------------       ----------------------
Sholom Dinsky (3/24/1944)          Executive Vice       Elected in 2002           Investment Manager, joined Lord Abbett in
                                   President                                      2000, formerly Managing Director of
                                                                                  Prudential Asset Management, prior thereto
                                                                                  Director of Equity Research and Senior Vice
                                                                                  President at Mitchell Hutchins Asset
                                                                                  Management.

Christopher J. Towle (10/12/1957)  Executive Vice       Elected in 2001           Partner and Investment Manager, joined Lord
                                   President                                      Abbett in 1987.

Edward K. von der Linde            Executive Vice       Elected in 2001           Partner and Investment Manager, joined Lord
(6/12/1960)                        President                                      Abbett in 1988.

Kevin P. Ferguson (10/3/1964)      Executive Vice       Elected in 2001           Mid Cap Growth Portfolio Manager, joined
                                   President                                      Lord Abbett in 1999, formerly Portfolio
                                                                                  Manager/Senior Vice President at Lynch &
                                                                                  Mayer, Inc.

Joan A. Binstock (3/4/1954)        Vice President       Elected in 1999           Partner and Chief Operations Officer, joined
                                                                                  Lord Abbett in 1999, prior thereto Chief
                                                                                  Operating Officer of Morgan Grenfell.

Daniel E. Carper (1/22/1952)       Vice President       Elected in 1993           Partner, joined Lord Abbett in 1979.

Michael S. Goldstein (10/29/1968)  Vice President       Elected in 2001           Fixed Income Investment Manager, joined Lord
                                                                                  Abbett in 1997, prior thereto Assistant
                                                                                  President of Credit Suisse Asset Management.

Paul A. Hilstad (12/13/1942)       Vice  President and  Elected in 1995           Partner and General Counsel, joined Lord
                                   Secretary                                      Abbett in 1995.

Tim Hurlburt (1/28/1961)           Vice President       Elected in 2002           Senior Research Analyst on the Mid Cap
                                                                                  Growth Team, joined Lord Abbett in 2001,
                                                                                  prior thereto Equities Analyst with
                                                                                  Wisconsin Investment Board.

Ellen G. Itskovitz (10/30/1957)    Vice President       Elected in 2001           Fixed Income Analyst, joined Lord Abbett in
                                                                                  1998, prior thereto Vice President of Credit
                                                                                  Research/Corporate Finance at ING Baring
                                                                                  Securities, Inc.

Lawrence H. Kaplan (1/16/1957)     Vice  President and  Elected in 1997           Partner and Deputy  General  Counsel,  joined
                                   Assistant Secretary                            Lord  Abbett  in  1997,  prior  thereto  Vice
                                                                                  President   and  Chief   Counsel  of  Salomon
                                                                                  Brothers Asset Management Inc.

A. Edward Oberhaus, III            Vice President       Elected in 1997           Manager of Equity Trading, joined Lord
(12/21/1959)                                                                      Abbett in 1983.

Tracie E. Richter (1/12/1968)      Vice President       Elected in 1999           Director of Operations  and Fund  Accounting,
                                                                                  joined  Lord  Abbett in 1999,  formerly  Vice
                                                                                  President  - Head of Fund  Administration  of
                                                                                  Morgan  Grenfell  from  1998 to  1999,  prior
                                                                                  thereto Vice President of Bankers Trust.

                                   CURRENT POSITION     LENGTH OF SERVICE         PRINCIPAL OCCUPATION
NAME AND (DATE OF BIRTH)           WITH COMPANY         OF CURRENT POSITION       DURING PAST FIVE YEARS
------------------------           ------------         -------------------       ----------------------
Christina T. Simmons (11/12/1957)  Vice President and   Elected in 2000           Assistant General Counsel, joined Lord
                                   Assistant Secretary                            Abbett in 1999, formerly Assistant General
                                                                                  Counsel of Prudential Investments from 1998
                                                                                  to 1999, prior thereto Counsel of Drinker,
                                                                                  Biddle & Reath LLP, a law firm.

Francie W. Tai (6/11/1965)         Treasurer            Elected in 2000           Director of Fund Administration, joined Lord
                                                                                  Abbett in 2000, formerly Manager of Goldman
                                                                                  Sachs from 1997 to 2000, prior thereto
                                                                                  Assistant Vice President of Bankers Trust.

COMMITTEES
The standing committees of the Board of Directors are the Audit Committee, the Proxy Committee, and the Nominating and Governance Committee.

The Audit Committee is composed of Directors who are not "interested persons" of the Fund. The members of the Audit Committee are Messrs. Bigelow, Calhoun, Hobbs, and MacDonald. The Audit Committee provides assistance to the Board of Directors in fulfilling its responsibilities relating to corporate accounting, the reporting practices of the Funds, and the quality and integrity of the Funds' financial reports. Among other things, the Audit Committee is responsible for reviewing and evaluating the performance and independence of the Funds' independent auditors and considering violations of the Fund's Code of Ethics to determine what action should be taken. The Audit Committee meets quarterly and during the past fiscal year met four times.

The Proxy Committee is composed of at least two Directors who are not "interested persons" of the Funds, and also may include one or more directors who are partners or employees of Lord Abbett. The current members of the Proxy Committee are three independent Directors: Messrs. Dixon, Hobbs, and Neff, and Mr. Dow. The Proxy Committee assists the Board of Directors in fulfilling its responsibilities relating to the voting of securities held by the Funds. During the past fiscal year, the Proxy Committee met once.

The Nominating and Governance Committee is composed of all the Directors who are not "interested persons" of the Funds. Among other things, the Nominating and Governance Committee is responsible for (i) evaluating and nominating individuals to serve as independent Directors and as committee members; and (ii) periodically reviewing director/trustee compensation. During the past fiscal year, the Nominating and Governance Committee met three times.

APPROVAL OF ADVISORY CONTRACT
At meetings on December 12, 2001, the Board and its outside Directors considered whether to approve the continuation of the existing management agreement between each of the Funds and Lord Abbett. In addition to the materials the Directors had reviewed throughout the course of the year, the Directors received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with their consideration.

INFORMATION RECEIVED BY THE OUTSIDE DIRECTORS. The materials received by the Directors included, but were not limited to, (1) information on the investment performance of each Fund and a peer group of funds for the preceding twelve months and for other periods, (2) information on the effective management fee rates and expense ratios for funds with the same objectives and similar size,
(3) sales and redemption information for each Fund, (4) information regarding Lord Abbett's financial condition, (5) an analysis of the relative profitability of the management agreement to Lord Abbett, (6) information regarding the distribution arrangements of each Fund, (7) information regarding the personnel, information technology, and other resources devoted by Lord Abbett to managing each Fund.

In considering whether to approve the continuation of the management agreement, the Board and the outside Directors did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. Matters considered by the Board and the outside Directors in connection with their approval of the continuation of the management agreement included, but were not limited to, the following:

INVESTMENT MANAGEMENT SERVICES GENERALLY. The Board and the outside Directors considered the investment management services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading.

INVESTMENT PERFORMANCE AND COMPLIANCE. The Board and the outside Directors reviewed each Fund's investment performance as well as the performance of the peer group of funds, both in terms of total return and in terms of other statistical measures for the preceding twelve months and for other periods. The Board and the outside Directors also considered whether each Fund had operated within its investment restrictions.

LORD ABBETT'S PERSONNEL AND METHODS. The Board and the outside Directors considered the qualifications of the personnel providing investment management services to each Fund, in light of the fund's investment objective and discipline. Among other things, they considered the size, education, and experience of Lord Abbett's investment management staff, its use of technology, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel.

NATURE AND QUALITY OF OTHER SERVICES. The Board and the outside Directors considered the nature, quality, costs, and extent of administrative and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett's supervision of third party service providers, including each Fund's transfer agent, custodian, and subcustodians.

EXPENSES. The Board and the outside Directors considered each class' expense ratios and the expense ratios of a peer group of funds. They also considered the amount and nature of fees paid by shareholders.

PROFITABILITY. The Board and the outside Directors considered the level of Lord Abbett's profits in managing the Funds, including a review of Lord Abbett's methodology for allocating its costs to its management of each Fund. The Board and the outside Directors concluded that the allocation methodology had a reasonable basis and was appropriate. They considered the profits realized by Lord Abbett in connection with the operation of each Fund and whether the amount of profit is fair for the management of each Fund. They also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to each Fund's business. The Board and the outside Directors also considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel.

ECONOMIES OF SCALE. The Board and the outside Directors considered whether there have been any economies of scale in managing each Fund, whether each Fund has appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale.

OTHER BENEFITS TO LORD ABBETT. The Board and the outside Directors considered the character and amount of fees paid by each Fund and each Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment management, the allocation of Fund brokerage, and the receipt of research by Lord Abbett in return for fund brokerage. The Board and the outside Directors also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with each Fund.

ALTERNATIVE ARRANGEMENTS. The Board and the outside Directors considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of each Fund, such as continuing to employ Lord Abbett, but on different terms.

After considering all of the relevant factors, the Board and the outside Directors unanimously voted to approve continuation of the existing management agreement.

COMPENSATION DISCLOSURE
The following table summarizes the compensation for each of the Directors/Trustees for the Company and for all Lord Abbett-sponsored funds.

The second column of the following table sets forth the compensation accrued by the Company for outside Directors. The third column sets forth the total compensation paid by all Lord Abbett-sponsored funds to the outside directors/trustees, and amounts payable but deferred at the option of the director/trustee. No director/trustee of the funds who is also associated with Lord Abbett, and no officer of the funds, received any compensation from the funds for acting as a director/trustee or officer.

(1)                                 (2)                                (3)
                                                                       FOR YEAR ENDED
                                    FOR FISCAL YEAR ENDED              DECEMBER 31, 2001
                                    NOVEMBER 30, 2001                  TOTAL COMPENSATION
                                    AGGREGATE COMPENSATION             PAID BY THE COMPANY AND
                                    ACCRUED BY                         THIRTEEN OTHER LORD
NAME OF DIRECTORS                   THE COMPANY(1)                     ABBETT-SPONSORED FUNDS(2)
-----------------                   -----------------                  -------------------------
E. Thayer Bigelow                   $4,125                             $86,000
William H.T. Bush                   $4,207                             $87,400
Robert B. Calhoun, Jr.              $4,137                             $86,000
Stewart S. Dixon                    $4,153                             $86,200
Franklin W. Hobbs                   $3,587                             $85,000
C. Alan MacDonald                   $4,125                             $86,000
Thomas J. Neff                      $4,094                             $85,000

1. Outside directors'/trustees' fees, including attendance fees for board and committee meetings, are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. A portion of the fees payable by the Company to its outside directors/trustees may be deferred at the option of a director/trustee under an equity-based plan (the "equity-based plan") that deems the deferred amounts to be invested in shares of the Company for later distribution to the directors/trustees. In addition, $25,000 of each director/trustee's retainer must be deferred and is deemed invested in shares of the Company and other Lord Abbett-sponsored funds under the equity-based plan.

2. The third column shows aggregate compensation, including the types of compensation described in the second column, accrued by all Lord Abbett-sponsored funds during the year ended December 31, 2001, including fees directors/trustees have chosen to defer.

The following chart provides each Director's equity ownership of the Funds and ownership of the Lord Abbett-sponsored Funds as of December 31, 2001.

                                DOLLAR RANGE OF DIRECTOR OWNERSHIP IN THE FUNDS         AGGREGATED DOLLAR RANGE OF
                                  GROWTH           LARGE-CAP                            DIRECTOR OWNERSHIP IN LORD
NAME OF DIRECTOR              OPPORTUNITIES         RESEARCH       SMALL-CAP VALUE        ABBETT SPONSORED FUNDS
----------------              -------------         --------       ---------------        ----------------------
Robert S. Dow                 Over $100,000           None              None                 Over $100,000
E. Thayer Bigelow               $1-$10,000      $10,001-$50,000     Over $100,000            Over $100,000
William H. T. Bush              $1-$10,000         $1-$10,000        $1-$10,000            $50,001-$100,000
Robert B. Calhoun, Jr.          $1-$10,000         $1-$10,000        $1-$10,000              Over $100,000
Stewart S. Dixon                   None            $1-$10,000        $1-$10,000              Over $100,000
Franklin W. Hobbs               $1-$10,000         $1-$10,000        $1-$10,000            $50,001-$100,000
C. Alan MacDonald                  None            $1-$10,000      $10,001-$50,000           Over $100,000
Thomas J. Neff                  $1-$10,000         $1-$10,000        $1-$10,000              Over $100,000

Note: The dollar amounts shown above include deferred compensation to the Directors deemed invested in Fund shares. The amounts ultimately received by the directors/trustees under the deferred compensation plan will be directly linked to the investment performance of the funds.

CODE OF ETHICS
The directors, trustees and officers of Lord Abbett-sponsored funds, together with the partners and employees of Lord Abbett, are permitted to purchase and sell securities for their personal investment accounts. In engaging in personal securities transactions, however, such persons are subject to requirements and restrictions contained in the Company's Code of Ethics (the "Code") which complies, in substance, with each of the recommendations of the Investment Company Institute's Advisory Group on Personal Investing. Among other things, the Code requires, with limited exceptions, that Lord Abbett partners and employees obtain advance approval before buying or selling securities, submit confirmations and quarterly transaction reports, and obtain approval before becoming a director of any company; and it prohibits such persons from investing in a security 7 days before or after any Lord Abbett-sponsored fund or Lord Abbett-managed account considers a trade or trades in such security, prohibiting profiting on trades of the same security within 60 days and trading on material and non-public information. The Code imposes certain similar requirements and restrictions on the independent directors and trustees of each Lord Abbett-sponsored fund to the extent contemplated by the recommendations of such Advisory Group.

                                       4.
               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of March 26, 2002, our officers and Directors, as a group, owned less than 1% of Growth Opportunities Fund and Small-Call Value Fund and 2.70% of Large-Cap Research Fund. As of March 22, 2002, the ownership of the Large-Cap Research Fund's outstanding Class P shares by Lord Abbett was approximately 89%, which represents the initial investment for Class P of that Fund. It is anticipated that over time this percentage of ownership will decrease. As of March 22, 2002, other than Lord Abbett Distributor and other institutional broker-dealers for the benefit of their clients, the following shareholders owned more than 5% of a particular class of the Funds' outstanding shares:

GROWTH OPPORTUNITIES FUND
Hartford Life Separate Account                       Class P           12.09%
401K Plan
PO Box 2999
Hartford, CT

SMALL-CAP VALUE FUND
Smith Barney Multi Choice                            Class P           18.45%
   Group Trust
2 Tower Center
East Brunswick, NJ

Hartford Life Separate Account                       Class P           11.72%
401K Plan
PO Box 2999
Hartford, CT

                                       5.
                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT MANAGER
As described under "Management" in the Prospectus, Lord Abbett is each Fund's investment manager. Of the general partners of Lord Abbett, the following are officers and/or directors of each Fund: Joan A. Binstock, Daniel E. Carper, Robert S. Dow, Robert P. Fetch, Paul A. Hilstad, Lawrence H. Kaplan, Robert G. Morris, Eli M. Salzmann, Christopher J. Towle and Edward von der Linde. The other general partners are: Zane E. Brown, John E. Erard, Daria L. Foster, Robert I. Gerber, Michael A. Grant, W. Thomas Hudson, Stephen J. McGruder, Robert J. Noelke, R. Mark Pennington, Douglas B. Sieg, and Marion Zapolin. The address of each partner is 90 Hudson Street, Jersey City, New Jersey 07302-3973.

Under the Management Agreement between Lord Abbett and the Company, each Fund is obligated to pay Lord Abbett a monthly fee, based on average daily net assets for each month. These fees are allocated among the separate classes based on each Fund's average daily net assets. The annual rates for each Fund are as follows:
     -    for the Growth Opportunities Fund, at an annual rate of .90 of 1%,
     -    for the Large-Cap Research Fund, at an annual rate of .75 of 1%,
     -    for the Small-Cap Value Fund, at an annual rate of .75 of 1%.

On behalf of the Growth Opportunities Fund, for the fiscal years ended November 30, 2000, and 1999, Lord Abbett waived a portion of the management fee. The management fee for the fiscal years ended November 30, 2000, and 1999, except for the waiver, would have amounted to $2,088,873, and $159,804, respectively. For the fiscal year ended November 30, 2001, Lord Abbett did not waive its management fee. The management fee for the fiscal year ended November 30, 2001 amounted to $2,777,088. Although not obligated to do so, Lord Abbett may waive all or a part of its management fees and/or may assume other expenses of the Funds.

For the fiscal years ended November 30, 2001, 2000, and 1999, Lord Abbett received $2,490,633, $2,153,563, and $1,498,289, respectively, in management fees with respect to the Large-Cap Research Fund.

For the fiscal years ended November 30, 2001, 2000, and 1999, Lord Abbett received $5,178,154, $3,800,834, and $3,562,324, respectively, in management fees with respect to Small-Cap Value Fund.

Each Fund pays all expenses attributable to its operations not expressly assumed by Lord Abbett, including, without limitation, 12b-1 expenses, outside directors'/trustees' fees and expenses, association membership dues, legal and auditing fees, taxes, transfer and dividend disbursing agent fees, shareholder servicing costs, expenses relating to shareholder meetings, expenses of preparing, printing and mailing stock certificates and shareholder reports, expenses of registering its shares under federal and state securities laws, expenses of preparing, printing and mailing prospectuses to existing shareholders, insurance premiums, brokerage and other expenses connected with executing portfolio transactions.

PRINCIPAL UNDERWRITER
Lord Abbett Distributor LLC, a New York limited liability company and subsidiary of Lord Abbett, 90 Hudson Street, Jersey City, New Jersey 07302-3973, serves as the principal underwriter for each Fund.

CUSTODIAN AND ACCOUNTING AGENT
State Street Bank and Trust Company, 801 Pennsylvania Avenue, Kansas City, Missouri is each Fund's custodian. The custodian pays for and collects proceeds of securities bought and sold by the Fund and attends to the collection of principal and income. The custodian may appoint domestic and foreign sub-custodians from time to time to hold certain securities purchased by each Fund in foreign countries and to hold cash and currencies for each Fund. In accordance with the requirements of Rule 17f-5, the Board of Directors have approved arrangements permitting each Fund's foreign assets not held by the custodian or its foreign branches to be held by certain qualified foreign banks and depositories. In addition, State Street Bank and Trust Company performs certain accounting and record keeping functions relating to portfolio transactions and calculates each Fund's net asset value.

TRANSFER AGENT
UMB, N.A., 928 Grand Blvd., Kansas City, Missouri, 64106, acts as the transfer agent and dividend disbursing agent for each Fund.

INDEPENDENT AUDITORS
Deloitte & Touche LLP, Two World Financial Center, New York, New York, 10281, are the independent auditors of each Fund and must be approved at least annually by the Board of Directors to continue in such capacity. Deloitte & Touche LLP performs audit services for the Funds, including the examination of financial statements included in the Funds' Annual Report to Shareholders.

                                       6.
                    BROKERAGE ALLOCATIONS AND OTHER PRACTICES

Each Fund's policy is to obtain best execution on all portfolio transactions, which means that it seeks to have purchases and sales of portfolio securities executed at the most favorable prices, considering all costs of the transaction, including brokerage commissions and dealer markups and markdowns and taking into account the full range and quality of the brokers' services. Consistent with obtaining best execution, each Fund generally pays, as described below, a higher commission than some brokers might charge on the same transaction. Our policy with respect to best execution governs the selection of brokers or dealers and the market in which the transaction is executed. To the extent permitted by law, a Fund, if considered advantageous, makes a purchase from or sale to another Lord Abbett-sponsored fund without the intervention of any broker-dealer.

Broker-dealers are selected on the basis of their professional capability and the value and quality of their brokerage and research services. Normally, the selection is made by traders who are employees of Lord Abbett. These traders also do the trading for other accounts -- investment companies and other investment clients -- managed by Lord Abbett. They are responsible for obtaining best execution.

We pay a commission rate that we believe is appropriate to give maximum assurance that our brokers will provide us, on a continuing basis, with the highest level of brokerage services available. While we do not always seek the lowest possible commissions on particular trades, we believe that our commission rates are in line with the rates that many other institutions pay. Our traders are authorized to pay brokerage commissions in excess of those that other brokers might accept on the same transactions in recognition of the value of the services performed by the executing brokers, viewed in terms of either the particular transaction or the overall responsibilities of Lord Abbett, with respect to us and the other accounts they manage. Such services include showing us trading opportunities including blocks, a willingness and ability to take positions in securities, knowledge of a particular security or market-proven ability to handle a particular type of trade, confidential treatment, promptness and reliability.

Some of these brokers also provide research services, at least some of which are useful to Lord Abbett, in their overall responsibilities with respect to us and the other accounts they manage. Research includes the furnishing of analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts and trading equipment and computer software packages, acquired from third-party suppliers, that enable Lord Abbett to access various information bases. Such services may be used by Lord Abbett in servicing all their accounts, and not all of such services will necessarily be used by Lord Abbett in connection with their management of the Funds. Conversely, such services furnished in connection with brokerage on other accounts managed by Lord Abbett may be used in connection with their management of the Funds, and not all of such services will necessarily be used by Lord Abbett in connection with their advisory services to such other accounts. We have been advised by Lord Abbett that research services received from brokers cannot be allocated to any particular account, are not a substitute for Lord Abbett's services but are supplemental to their own research effort and, when utilized, are subject to internal analysis before being incorporated by Lord Abbett into their investment process. As a practical matter, it would not be possible for Lord Abbett to generate all of the information presently provided by brokers. While receipt of research services from brokerage firms has not reduced Lord Abbett's normal research activities, the expenses of Lord Abbett could be materially increased if it attempted to generate such additional information through its own staff and purchased such equipment and software packages directly from the suppliers.

No commitments are made regarding the allocation of brokerage business to or among brokers, and trades are executed only when they are dictated by investment decisions of the Lord Abbett-sponsored funds to purchase or sell portfolio securities.

When, in the opinion of Lord Abbett, two or more broker-dealers (either directly or through their correspondent clearing agents) are in a position to obtain the best price and execution, preference may be given to brokers who have sold shares of each Fund and/or shares of other Lord-Abbett-sponsored funds, or who have provided investment research, statistical, or other related services to each Fund.

If other clients of Lord Abbett buy or sell the same security at the same time as a Lord Abbett-sponsored fund does, transactions will, to the extent practicable, be allocated among all participating accounts in proportion to the amount of each order and will be executed daily until filled so that each account shares the average price and commission cost of each day. Other clients who direct that their brokerage business be placed with specific brokers or who invest through wrap accounts introduced to Lord Abbett by certain brokers may not participate with a Lord Abbett-sponsored fund in the buying and selling of the same securities as described above. If these clients wish to buy or sell the same security as a Lord Abbett-sponsored fund does, they may have their transactions executed at times different from our transactions and thus may not receive the same price or incur the same commission cost as a Lord Abbett-sponsored fund does.

For the fiscal years ended November 30, 2001, 2000, and 1999, Growth Opportunities Fund paid total brokerage commissions on transactions of securities to independent broker-dealers of $736,881, $669,965, and $91,960, respectively.

For the fiscal years ended November 30, 2001, 2000, and 1999, Large-Cap Research Fund paid total brokerage commissions on transactions of securities to independent broker-dealers of $930,468, $513,463, and $395,908, respectively.

For the fiscal years ended November 30, 2001, 2000, and 1999, Small-Cap Value Fund paid total brokerage commissions on transactions of securities to independent broker-dealers of $1,419,837, $1,257,104, and $1,492,501, respectively.

                                       7.
                       CAPITAL STOCK AND OTHER SECURITIES

CLASSES OF SHARES. Each Fund offers investors different classes of shares in this Statement of Additional Information. The different classes of shares represent investments in the same portfolio of securities but are subject to different expenses and will likely have different share prices. Investors should read this section carefully to determine which class represents the best investment option for their particular situation.

All classes of shares have equal noncumulative voting rights and equal rights with respect to dividends, assets and liquidation, except for certain class-specific expenses. They are fully paid and nonassessable when issued and have no preemptive or conversion rights. Additional classes, series, or funds may be added in the future. The Act requires that where more than one class, series, or fund exists, each class, series, or fund must be preferred over all other classes, series, or funds in respect of assets specifically allocated to such class, series, or fund.

Rule 18f-2 under the Act provides that any matter required to be submitted, by the provisions of the Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as a fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each class affected by such matter. Rule 18f-2 further provides that a class shall be deemed to be affected by a matter unless the interests of each class, series, or fund in the matter is substantially identical or the matter does not affect any interest of such class, series, or fund. However, the Rule exempts the selection of independent public accountants, the approval of a contract with a principal underwriter and the election of directors/trustees from the separate voting requirements.

The Funds' By-Laws provide that the Funds shall not hold meetings of stockholders in any year unless one or more matters are required to be acted on by stockholders under the Act, or unless called by a majority of the Board of Directors or by stockholders holding at least one quarter of the stock of a Fund's outstanding shares and entitled to vote at the meeting. When any such annual meeting is held, the stockholders will elect directors of the Funds.

CLASS A SHARES. If you buy Class A shares, you pay an initial sales charge on investments of less than $1 million or on investments for Retirement and Benefit Plans with less than 100 eligible employees or on investments that do not qualify under the other categories listed under "Net Asset Value Purchases of Class A Shares". If you purchase Class A shares as part of an investment of at least $1 million (or for certain Retirement and Benefit Plans) in shares of one or more Lord Abbett-sponsored funds, you will not pay an initial sales charge, but, subject to certain exceptions, if you redeem any of those shares within 24 months after the month in which you buy them, you may pay to the Fund a contingent deferred sales charge ("CDSC") of 1%.

CLASS B SHARES. If you buy Class B shares, you pay no sales charge at the time of purchase, but if you redeem your shares before the sixth anniversary of buying them, you will normally pay a CDSC to Lord Abbett Distributor. That CDSC varies depending on how long you own shares. Class B shares are subject to service and distribution fees at an annual rate of 1% of the average daily net asset value of the Class B shares. The CDSC and the Rule 12b-1 plan applicable to the Class B shares are described in the Funds' prospectus.

CONVERSIONS OF CLASS B SHARES. The conversion of Class B shares on the eighth anniversary of their purchase is subject to the continuing availability of a private letter ruling from the Internal Revenue Service, or an opinion of counsel or tax adviser, to the effect that the conversion of Class B shares does not constitute a taxable event for the holder under federal income tax law. If such a revenue ruling or opinion is no longer available, the automatic conversion feature may be suspended, in which event no further conversions of Class B shares would occur while such suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the holder.

CLASS C SHARES. If you buy Class C shares, you pay no sales charge at the time of purchase, but if you redeem your shares before the first anniversary of buying them, you will normally pay that Fund a CDSC of 1%. Class C shares are subject to service and distribution fees at an annual rate of 1% of the average daily net asset value of the Class C shares. The CDSC and the Rule 12b-1 plan applicable to the Class C shares are described in the Funds' prospectus.

CLASS P SHARES. If you buy Class P shares, you pay no sales charge at the time of purchase, and if you redeem your shares you pay no CDSC. Class P shares are subject to service and distribution fees at an annual rate of .45 of 1% of the average daily net asset value of the Class P shares. The Rule 12b-1 plan, applicable to the Class P shares, is described in the prospectus of each Fund which offers Class P shares. Class P shares are available to a limited number of investors.

RULE 12b-1 PLANS
CLASS A, B, C, AND P. Each Fund has adopted a Distribution Plan and Agreement pursuant to Rule 12b-1 of the Act for each of the four Fund classes: the "A Plan," the "B Plan," the "C Plan," and the "P Plan," respectively. The principal features of each Plan are described in the Prospectus; however, this Statement of Additional Information contains additional information that may be of interest to investors. Each Plan is a compensation plan, allowing each class to pay a fixed fee to Lord Abbett Distributor that may be more or less than the expenses Lord Abbett Distributor actually incurs. In adopting each Plan and in approving its continuance, the Board of Directors has concluded that there is a reasonable likelihood that each Plan will benefit its respective class and such class' shareholders. The expected benefits include greater sales and lower redemptions of class shares, which should allow each class to maintain a consistent cash flow, and a higher quality of service to shareholders by authorized institutions than would otherwise be the case. Each Plan compensates Lord Abbett Distributor for financing activities primarily intended to sell shares of the Funds. These activities include, but are not limited to, the preparation and distribution of advertising material and sales literature and other marketing activities. Lord Abbett Distributor also uses amounts received under each Plan as described in the Prospectus and for payments to dealers for
(i) providing continuous services to shareholders, such as answering shareholder inquiries, maintaining records, and assisting shareholders in making redemptions, transfers, additional purchases and exchanges and (ii) their assistance in distributing shares of the Funds.

The amounts paid by each Fund pursuant to the A Plan for the fiscal year ended November 30, 2001, in connection with advertising and marketing activities, and payments to dealers were:

Growth Opportunities Fund        --      $20,198 and  $675,026 totaling $695,224
Large-Cap Research Fund          --      $58,579 and  $765,090 totaling $823,669
Small-Cap Value Fund             --      $101,697 and  $1,303,070 totaling $1,404,767

The amounts paid to dealers by each Fund pursuant to the B Plan for the fiscal year ended November 30, 2001 were: Growth Opportunities Fund: $685,691; Large-Cap Research Fund: $848,691; and Small-Cap Value Fund: $1,806,682.

The amounts paid to dealers by each Fund pursuant to the C Plan for the fiscal year ended November 30, 2001 were: Growth Opportunities Fund: $515,265; Large-Cap Research Fund: $329,568; and Small-Cap Value Fund: $728,019.

The amounts paid to dealers by each Fund pursuant to the P Plan for the fiscal year ended November 30, 2001 were: Growth Opportunities Fund: $680; Large-Cap Research Fund: $6; and Small-Cap Value Fund: $6,388.

Each Plan requires the Board of Directors to review, on a quarterly basis, written reports of all amounts expended pursuant to the Plan, the purposes for which such expenditures were made, and any other information the Board of Directors reasonably requests to enable it to make an informed determination of whether the plans should be continued. Each Plan shall continue in effect only if its continuance is specifically approved at least annually by vote of the Directors, including a majority of the Directors who are not interested persons of the Company and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan ("outside Directors"), cast in person at a meeting called for the purpose of voting on the Plan. No Plan may be amended to increase materially above the limits set forth therein the amount spent for distribution expenses thereunder without approval by a majority of the outstanding voting securities of the applicable class and the approval of a majority of the Directors including a majority of the outside Directors. As long as the Plans are in effect, the selection or nomination of outside Directors is committed to the discretion of the outside Directors.

Payments made pursuant to a Plan are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc. A Plan terminates automatically if it is assigned. In addition, each Plan may be terminated at any time by vote of a majority of the outside Directors or by vote of a majority of its class' outstanding voting securities.

CONTINGENT DEFERRED SALES CHARGES. A CDSC applies upon early redemption of shares regardless of class, and (i) will be assessed on the lesser of the net asset value of the shares at the time of redemption or the original purchase price and (ii) will not be imposed on the amount of your account value represented by the increase in net asset value over the initial purchase price (including increases due to the reinvestment of dividends and capital gains distributions) and upon early redemption of shares. In the case of Class A shares, this increase is represented by shares having an aggregate dollar value in your account. In the case of Class B and Class C shares, this increase is represented by that percentage of each share redeemed where the net asset value exceeded the initial purchase price.

CLASS A SHARES. As stated in the Prospectus, subject to certain exceptions, a CDSC of 1% is imposed with respect to those Class A shares (or Class A shares of another Lord Abbett-sponsored fund or series acquired through exchange of such shares) on which a Fund has paid the one-time distribution fee of 1% if such shares are redeemed out of the Lord Abbett-sponsored fund within a period of 24 months from the end of the month in which the original sale occurred.

CLASS B SHARES. As stated in the Prospectus, subject to certain exceptions, if Class B shares (or Class B shares of another Lord Abbett-sponsored fund or series acquired through exchange of such shares) are redeemed out of the Lord Abbett-sponsored funds for cash before the sixth anniversary of their purchase, a CDSC will be deducted from the redemption proceeds. The Class B CDSC is paid to Lord Abbett Distributor to reimburse its expenses, in whole or in part, for providing distribution-related services to each Fund in connection with the sale of Class B shares.

To minimize the effects of the CDSC or to determine whether the CDSC applies to a redemption, the Fund redeems shares in the following order: (1) shares acquired by reinvestment of dividends and capital gains distributions, (2) shares held on or after the sixth anniversary of their purchase, and (3) shares held the longest before such sixth anniversary.

The amount of the CDSC will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule:

Anniversary of the Day on                    Contingent Deferred Sales Charge
Which the Purchase Order Was Accepted        on Redemptions (As % of Amount Subject to Charge)
Before the 1st                               5.0%
On the 1st, before the 2nd                   4.0%

On the 2nd, before the 3rd                   3.0%
On the 3rd, before the 4th                   3.0%
On the 4th, before the 5th                   2.0%
On the 5th, before the 6th                   1.0%
On or after the 6th anniversary              None

In the table, an "anniversary" is the same calendar day in each respective year after the date of purchase. All purchases are considered to have been made on the business day on which the purchase order was accepted.

CLASS C SHARES. As stated in the Prospectus, subject to certain exceptions, if Class C shares are redeemed for cash before the first anniversary of their purchase, the redeeming shareholder normally will be required to pay to the Funds on behalf of Class C shares a CDSC of 1% of the lower of cost or the then net asset value of Class C shares redeemed. If such shares are exchanged into the same class of another Lord Abbett-sponsored fund and subsequently redeemed before the first anniversary of their original purchase, the charge will be collected by the fund of original purchase on behalf of this Fund's Class C shares.

GENERAL. The percentage (1% in the case of Class A and Class C shares and 5% through 1% in the case of Class B shares) used to calculate CDSCs described above for the Class A, Class B and Class C shares is sometimes hereinafter referred to as the "Applicable Percentage."

With respect to Class A shares, a CDSC will not be assessed at the time of certain transactions, including redemptions by participants or beneficiaries from certain Retirement and Benefit Plans and benefit payments under Retirement and Benefit Plans in connection with plan loans, hardship withdrawals, death, retirement or separation from service and for returns of excess contributions to retirement plan sponsors. With respect to Class A share purchases by Retirement and Benefit Plans made through Financial Intermediaries that have special arrangements with the Fund and/or Lord Abbett Distributor, no CDSC will be assessed at the time of redemptions that continue as investments in another fund participating in the program provided the Plan has not redeemed all, or substantially all, of its assets from the Lord Abbett family of funds. With respect to Class B shares, no CDSC is payable for redemptions (i) in connection with Systematic Withdrawal Plan and Div-Move services as described below under those headings, (ii) in connection with a mandatory distribution under 403(b) plans and IRAs and (iii) in connection with the death of the shareholder. In the case of Class A and Class C shares, the CDSC is received by the Fund and is intended to reimburse all or a portion of the amount paid by the Fund if the shares are redeemed before the Fund has had an opportunity to realize the anticipated benefits of having a long-term shareholder account in the Fund. In the case of Class B shares, the CDSC is received by Lord Abbett Distributor and is intended to reimburse its expenses of providing distribution-related service to the Fund (including recoupment of the commission payments made) in connection with the sale of Class B shares before Lord Abbett Distributor has had an opportunity to realize its anticipated reimbursement by having such a long-term shareholder account subject to the B Plan distribution fee.

In no event will the amount of the CDSC exceed the Applicable Percentage of the lesser of (i) the net asset value of the shares redeemed or (ii) the original cost of such shares (or of the exchanged shares for which such shares were acquired). No CDSC will be imposed when the investor redeems (i) shares representing an aggregate dollar amount of his or her account, in the case of Class A shares, (ii) that percentage of each share redeemed, in the case of Class B and Class C shares, derived from increases in the value of the shares above the total cost of shares being redeemed due to increases in net asset value, (iii) shares with respect to which no Lord Abbett-sponsored fund paid a 12b-1 fee and, in the case of Class B shares, Lord Abbett Distributor paid no sales charge or service fee (including shares acquired through reinvestment of dividend income and capital gains distributions) or (iv) shares which, together with exchanged shares, have been held continuously for 24 months from the end of the month in which the original sale occurred (in the case of Class A shares); for six years or more (in the case of Class B shares) and for one year or more (in the case of Class C shares). In determining whether a CDSC is payable, (a) shares not subject to the CDSC will be redeemed before shares subject to the CDSC and (b) of the shares subject to a CDSC, those held the longest will be the first to be redeemed.

WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide that a Fund is an appropriate investment for you, the decision as to which class of shares is better suited to your needs depends on a number of factors that you should discuss with your financial adviser. A Fund's class-specific expenses and the effect of the different types of sales charges on your investment will affect your investment results over time. The most important factors are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares.

In the following discussion, to help provide you and your financial adviser with a framework in which to choose a class, we have made some assumptions using a hypothetical investment in a Fund. We used the sales charge rates that generally apply to Class A, Class B, and Class C, and considered the effect of the higher distribution fees on Class B and Class C expenses (which will affect your investment return). Of course, the actual performance of your investment cannot be predicted and will vary based on that Fund's actual investment returns, the operating expenses borne by each class of shares, and the class of shares you purchase. The factors briefly discussed below are not intended to be investment advice, guidelines or recommendations, because each investor's financial considerations are different. The discussion below of the factors to consider in purchasing a particular class of shares assumes that you will purchase only one class of shares and not a combination of shares of different classes.

HOW LONG DO YOU EXPECT TO HOLD YOUR INVESTMENT? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. For example, over time, the reduced sales charges available for larger purchases of Class A shares may offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-specific expenses on Class B or Class C shares for which no initial sales charge is paid. Because of the effect of class-based expenses, your choice should also depend on how much you plan to invest.

INVESTING FOR THE SHORT TERM. If you have a short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should probably consider purchasing Class A or Class C shares rather than Class B shares. This is because of the effect of the Class B CDSC if you redeem before the sixth anniversary of your purchase, as well as the effect of the Class B distribution fee on the investment return for that class in the short term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the CDSC does not apply to amounts you redeem after holding them one year.

However, if you plan to invest more than $100,000 for the short term, then the more you invest and the more your investment horizon increases toward six years, the more attractive the Class A share option may become. This is because the annual distribution fee on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares. For example, Class A might be more appropriate than Class C for investments of more than $100,000 expected to be held for 5 or 6 years (or more). For investments over $250,000, that are expected to be held 4 to 6 years (or more), Class A shares may become more appropriate than Class C. If you are investing $500,000 or more, Class A may become more desirable as your investment horizon approaches 3 years or more.

For most investors who invest $1 million or more, Class A shares will generally be the most advantageous choice, no matter how long you intend to hold your shares. For that reason, it may not be suitable for you to place a purchase order for Class B shares of $500,000 or more or a purchase order for Class C shares of $1,000,000 or more. In addition, it may not be suitable for you to place an order for Class B or Class C shares for Retirement and Benefit Plans with at least 100 eligible employees or for Retirement and Benefit Plans made through Financial Intermediaries that perform participant recordkeeping or other administrative services for the Plans and that have entered into special arrangements with the Fund and/or Lord Abbett Distributor specifically for such purchases. You should discuss this with your financial advisor.

INVESTING FOR THE LONGER TERM. If you are investing for the longer term (for example, to provide for future college expenses for your child) and do not expect to need access to your money for seven years or more, Class B shares may be an appropriate investment option, if you plan to invest less than $100,000. If you plan to invest more than $100,000 over the long term, Class A shares will likely be more advantageous than Class B shares or Class C shares, as discussed above, because of the effect of the expected lower expenses for Class A shares and the reduced initial sales charges available for larger investments in Class A shares under each Fund's Rights of Accumulation.

Of course, these examples are based on approximations of the effect of current sales charges and expenses on a hypothetical investment over time, and should not be relied on as rigid guidelines.

ARE THERE DIFFERENCES IN ACCOUNT FEATURES THAT MATTER TO YOU? Some account features are available in whole or in part to Class A, Class B and Class C shareholders. Other features (such as Systematic Withdrawal Plans) might not be advisable in non-Retirement and Benefit Plan accounts for Class B shareholders (because of the effect of the CDSC on the entire amount of a withdrawal if it exceeds 12% annually) and in any account for Class C shareholders during the first year of share ownership (due to the CDSC on withdrawals during that year). See "Systematic Withdrawal Plan" under "Services For Fund Investors" in the Prospectus for more information about the 12% annual waiver of the CDSC. You should carefully review how you plan to use your investment account before deciding which class of shares you buy. For example, the dividends payable to Class B and Class C shareholders will be reduced by the expenses borne solely by each of these classes, such as the higher distribution fee to which Class B and Class C shares are subject.

HOW DO PAYMENTS AFFECT MY BROKER? A salesperson, such as a broker, or any other person who is entitled to receive compensation for selling Fund shares may receive different compensation for selling one class than for selling another class. As discussed in more detail below, such compensation is primarily paid at the time of sale in the case of Class A and B shares and is paid over time, so long as shares remain outstanding, in the case of Class C shares. It is important that investors understand that the primary purpose of the CDSC for the Class B shares and the distribution fee for Class B and Class C shares is the same as the purpose of the front-end sales charge on sales of Class A shares: to compensate brokers and other persons selling such shares. The CDSC, if payable, supplements the Class B distribution fee and reduces the Class C distribution fee expenses for a Fund and Class C shareholders.

                                       8.
                             PURCHASES, REDEMPTIONS
                                   AND PRICING

Information concerning how we value our shares for the purchase and redemption of our shares is contained in the Prospectus under "Purchases" and "Redemptions," respectively.

Under normal circumstances we calculate a Fund's net asset value as of the close of the NYSE on each day that the NYSE is open for trading by dividing our total net assets by the number of shares outstanding at the time of calculation. The NYSE is closed on Saturdays and Sundays and the following holidays -- New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Each Fund values its portfolio securities at market value as of the close of the NYSE. Market value will be determined as follows: securities listed or admitted to trading privileges on any national or foreign securities exchange, or on the NASDAQ National Market System are valued at the last sales price, or, if there is no sale on that day, at the mean between the last bid and asked price, or, in the case of bonds, in the over-the-counter market if, in the judgment of the Fund's officers, that market more accurately reflects the market value of the bonds. Over-the-counter securities not traded on the NASDAQ National Market System are valued at the mean between the last bid and asked prices. Securities for which market quotations are not available are valued at fair market value under procedures approved by the Board of Directors.

NET ASSET VALUE PURCHASES OF CLASS A SHARES. As stated in the Prospectus, our Class A shares may be purchased at net asset value under the following circumstances: a) purchases of $1 million or more, b) purchases by Retirement and Benefit Plans with at least 100 eligible employees, c) purchases for Retirement and Benefit Plans made though Financial Intermediaries that perform participant recordkeeping or other administrative services for the Plans and that have entered into special arrangements with the Fund and/or Lord Abbett Distributor specifically for such purchases, d) purchases made with dividends and distributions on Class A shares of another Eligible Fund, e) purchases representing repayment under the loan feature of the Lord Abbett-sponsored prototype 403(b) Plan for Class A shares f) purchases by employees of any consenting securities dealer having a sales agreement with Lord Abbett Distributor, g) purchases made by or on behalf of Financial Intermediaries for clients that pay the Intermediaries fees for services that include investment advisory or management services, provided that the Financial Intermediaries or their trading agents have entered into special arrangements with the Fund and/or Lord Abbett Distributor specifically for such purchases, h) purchases by trustees or custodians of any pension or profit sharing plan, or payroll deduction IRA for the employees of any consenting securities dealer having a sales agreement with Lord Abbett Distributor, i) purchases by each Lord Abbett-sponsored fund's Directors or Trustees, officers of each Lord Abbett-sponsored fund, employees and partners of Lord Abbett (including retired persons who formerly held such positions and family members of such purchasers), or j) purchases through an omnibus account of a dealer that features ten or fewer preferred mutual fund families, including the Lord Abbett family of funds, within 30 days of, and with the proceeds from, a redemption through the same dealer's omnibus account of shares of a mutual fund that were originally purchased subject to a sales charge.

Our Class A shares also may be purchased at net asset value i) by employees, partners and owners of unaffiliated consultants and advisors to Lord Abbett, Lord Abbett Distributor or Lord Abbett-sponsored funds who consent to such purchase if such persons provide service to Lord Abbett, Lord Abbett Distributor or such funds on a continuing basis and are familiar with such funds, ii) in connection with a merger, acquisition or other reorganization, iii) employees of our shareholder servicing agent, or iv) by the trustee or custodian under any pension or profit-sharing plan or Payroll Deduction IRA established for the benefit of our directors, trustees, employees of Lord Abbett, or employees of our shareholder service agents. Shares are offered at net asset value to these investors for the purpose of promoting goodwill with employees and others with whom Lord Abbett Distributor and/or the Fund has business relationship.

EXCHANGES. The Prospectus briefly describes the Telephone Exchange Privilege. You may exchange some or all of your shares of any class for those in the same class of: (i) Lord Abbett-sponsored funds currently offered to the public with a sales charge (front-end, back-end or level), (ii) Lord Abbett U.S. Government Securities Money Market Fund, Inc. ("GSMMF"), or (iii) any authorized institution's affiliated money market fund satisfying Lord Abbett Distributor as to certain omnibus accounts and other criteria, hereinafter referred to as an "authorized money market fund" or "AMMF" to the extent offers and sales may be made in your state. You should read the prospectus of the other fund before exchanging. In establishing a new account by exchange, shares of the Fund being exchanged must have a value equal to at least the minimum initial investment required for the other fund into which the exchange is made.

Shareholders in other Lord Abbett-sponsored funds and AMMFs have the same right to exchange their shares for the corresponding class of each Fund's shares. Exchanges are based on relative net asset values on the day instructions are received by the Fund in Kansas City if the instructions are received in proper form prior to the close of the NYSE. No sales charges are imposed except in the case of exchanges out of GSMMF or AMMF (unless a sales charge (front-end, back-end or level) was paid on the initial investment in a Lord Abbett-sponsored fund). Exercise of the exchange privilege will be treated as a sale for federal income tax purposes, and, depending on the circumstances, a gain or loss may be recognized. In the case of an exchange of shares that have been held for 90 days or less where no sales charge is payable on the exchange, the original sales charge incurred with respect to the exchanged shares will be taken into account in determining gain or loss on the exchange only to the extent such charge exceeds the sales charge that would have been payable on the acquired shares had they been acquired for cash rather than by exchange. The portion of the original sales charge not so taken into account will increase the basis of the acquired shares.

Shareholders have the exchange privilege unless they refuse it in writing. You should not view the exchange privilege as a means for taking advantage of short-term swings in the market, and we reserve the right to terminate or limit the privilege of any shareholder who makes frequent exchanges. We can revoke or modify the privilege for all shareholders upon 60 days' prior notice.

"Eligible Funds" are AMMF and other Lord Abbett-sponsored funds that are eligible for the exchange privilege, except LASF. The exchange privilege will not be available with respect to any otherwise "Eligible Funds," the shares of which at the time are not available to new investors of the type requesting the exchange.

The other funds and series that participate in the Telephone Exchange Privilege [except (a) GSMMF, (b) certain series of Lord Abbett Tax-Free Income Fund and Lord Abbett Tax-Free Income Trust for which a Rule 12b-1 Plan is not yet in effect, and (c) AMMF (collectively, the "Non-12b-1 Funds")] have instituted a CDSC for each class on the same terms and conditions. No CDSC will be charged on an exchange of shares of the same class between Lord Abbett funds or between such funds and AMMF. Upon redemption of shares out of the Lord Abbett-sponsored funds or out of AMMF, the CDSC will be charged on behalf of and paid: (i) to the fund in which the original purchase (subject to a CDSC) occurred, in the case of the Class A and Class C shares and (ii) to Lord Abbett Distributor if the original purchase was subject to a CDSC, in the case of the Class B shares. Thus, if shares of a Lord Abbett fund are exchanged for shares of the same class of another such fund and the shares of the same class tendered ("Exchanged Shares") are subject to a CDSC, the CDSC will carry over to the shares of the same class being acquired, including GSMMF and AMMF ("Acquired Shares"). Any CDSC that is carried over to Acquired Shares is calculated as if the holder of the Acquired Shares had held those shares from the date on which he or she became the holder of the Exchanged Shares. Although the Non-12b-1 Funds will not pay a distribution fee on their own shares, and will, therefore, not impose their own CDSC, the Non-12b-1 Funds will collect the CDSC (a) on behalf of other Lord Abbett funds, in the case of the Class A and Class C shares and (b) on behalf of Lord Abbett Distributor, in the case of the Class B shares. Acquired Shares held in GSMMF and AMMF that are subject to a CDSC will be credited with the time such shares are held in GSMMF but will not be credited with the time such shares are held in AMMF. Therefore, if your Acquired Shares held in AMMF qualified for no CDSC or a lower Applicable Percentage at the time of exchange into AMMF, that Applicable Percentage will apply to redemptions for cash from AMMF, regardless of the time you have held Acquired Shares in AMMF.

LETTER OF INTENTION. Under the terms of the Letter of Intention as described in the Prospectus you may invest $100,000 or more over a 13-month period in Class A shares of a Lord Abbett-sponsored fund (other than shares of LASF, GSMMF and AMMF, unless holdings in GSMMF and AMMF are attributable to Class A shares exchanged from a Lord Abbett-sponsored fund offered with a front-end sales charge). Class A shares currently owned by you are credited as purchases (at their current offering prices on the date the Letter of Intention is signed) toward achieving the stated investment and reduced initial sales charge for Class A shares. Class A shares valued at 5% of the amount of intended purchases are escrowed and may be redeemed to cover the additional sales charge payable if the Letter of Intention is not completed. The Letter of Intention is neither a binding obligation on you to buy, nor on the Fund to sell, the full amount indicated.

RIGHTS OF ACCUMULATION. As stated in the Prospectus, purchasers (as defined in the Prospectus) may accumulate their investment in Class A shares of Lord Abbett-sponsored funds (other than LASF, GSMMF, and AMMF unless holdings in GSMMF or AMMF are attributable to Class A shares exchanged from a Lord Abbett-sponsored fund offered with a front-end sales charge) so that a current investment, plus the purchaser's holdings valued at the public offering price, reach a level eligible for a discounted sales charge for Class A shares.

REDEMPTIONS. A redemption order is in proper form when it contains all of the information and documentation required by the order form or supplementary by Lord Abbett Distributor or the Fund to carry out the order. The signature(s) and any legal capacity of the signer(s) must be guaranteed by an eligible guarantor. See the Prospectus for expedited redemption procedures.

The right to redeem and receive payment, as described in the Prospectus, may be suspended if the NYSE is closed (except for weekends or customary holidays), trading on the NYSE is restricted or the Securities and Exchange Commission deems an emergency to exist.

Our Board of Directors may authorize redemption of all of the shares in any account in which there are fewer than 25 shares. Before authorizing such redemption, the Board must determine that it is in our economic best interest or necessary to reduce disproportionately burdensome expenses in servicing shareholder accounts. At least 6 months' prior written notice will be given before any such redemption, during which time shareholders may avoid redemption by bringing their accounts up to the minimum set by the Board.

DIV-MOVE. Under the Div-Move service described in the Prospectus, you can invest the dividends paid on your account of any class into an existing account of the same class in any other Eligible Fund. The account must either be your account, a joint account for you and your spouse, a single account for your spouse, or a custodial account for your minor child under the age of 21. You should read the prospectus of the other fund before investing.

INVEST-A-MATIC. The Invest-A-Matic method of investing in the Fund and/or any other Eligible Fund is described in the Prospectus. To avail yourself of this method you must complete the application form, selecting the time and amount of your bank checking account withdrawals and the funds for investment, include a voided, unsigned check and complete the bank authorization.

SYSTEMATIC WITHDRAWAL PLANS. The Systematic Withdrawal Plan ("SWP") also is described in the Prospectus. You may establish a SWP if you own or purchase uncertificated shares having a current offering price value of at least $10,000. Lord Abbett prototype retirement plans have no such minimum. With respect to Class B shares, the CDSC will be waived on redemptions of up to 12% per year of the current net asset value of your account at the time the SWP is established. For Class B share redemptions over 12% per year, the CDSC will apply to the entire redemption. Therefore, please contact the Fund for assistance in minimizing the CDSC in this situation. With respect to Class C shares, the CDSC will be waived on and after the first anniversary of their purchase. The SWP involves the planned redemption of shares on a periodic basis by receiving either fixed or variable amounts at periodic intervals. Since the value of shares redeemed may be more or less than their cost, gain or loss may be recognized for income tax purposes on each periodic payment. Normally, you may not make regular investments at the same time you are receiving systematic withdrawal payments because it is not in your interest to pay a sales charge on new investments when, in effect, a portion of that new investment is soon withdrawn. The minimum investment accepted while a withdrawal plan is in effect is $1,000. The SWP may be terminated by you or by us at any time by written notice.

RETIREMENT PLANS. The Prospectus indicates the types of retirement plans for which Lord Abbett provides forms and explanations. Lord Abbett makes available the retirement plan forms including 401(k) plans and custodial agreements for IRAs (Individual Retirement Accounts, including Traditional, Education, Roth and SIMPLE IRAs and Simplified Employee Pensions), 403(b) plans and qualified pension and profit-sharing plans. The forms name State Street Bank & Trust Company as custodian and contain specific information about the plans excluding 401(k) plans. Explanations of the eligibility requirements, annual custodial fees and allowable tax advantages and penalties are set forth in the relevant plan documents. Adoption of any of these plans should be on the advice of your legal counsel or qualified tax adviser.

PURCHASES THROUGH FINANCIAL INTERMEDIARIES. A Financial Intermediary may charge transaction fees on the purchase and/or sale of Fund shares. The Fund and/or Lord Abbett Distributor has authorized one or more agents to receive on its behalf purchase and redemption orders. Such agents are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's or Lord Abbett Distributor's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized agent or, if applicable, an agent's authorized designee, receives the order.

REDEMPTIONS IN KIND. Under circumstances in which it is deemed detrimental to the best interests of the Fund's shareholders to make redemption payments wholly in cash, the Fund may pay, in accordance with rules adopted by the SEC, any portion of a redemption in excess of the lesser of $250,000 or 1% of the Fund's net assets by a distribution in kin of readily marketable securities in lieu of cash. The Fund presently has no intention to make redemptions in kind under normal circumstances, unless specifically requested by a shareholder.

                                       9.
                              TAXATION OF THE FUNDS

Each Fund intends to elect and to qualify for the special tax treatment afforded regulated investment companies under the Internal Revenue Code of 1986 (the "Code"). If a Fund so qualifies, the Fund will not be liable for U.S. federal income taxes on income and capital gains that the Fund timely distributes to its shareholders. If in any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income will be taxed to the Fund at regular corporate rates. Assuming the Fund does qualify as a regulated investment company, it will be subject to a 4% non-deductible excise tax on certain amounts that are not distributed or treated as having been distributed on a timely basis each calendar year. Each Fund intends to distribute to its shareholders each year an amount adequate to avoid the imposition of this excise tax.

Each Fund intends to declare and pay as dividends each year substantially all of its net investment income. Dividends paid by a Fund from its ordinary income or net realized short-term capital gains are taxable to you as ordinary income. Dividends paid by a Fund from its net realized long-term capital gains are taxable to you as long-term capital gains, regardless of the length of time you have owned Fund shares. All dividends are taxable to you regardless of whether they are received in cash or reinvested in Fund shares.

Dividends paid by a Fund to corporate shareholders will qualify for the dividends received deduction to the extent they are derived from dividends paid to the Fund by domestic corporations. If you are a corporation, you must have held your Fund shares for more than 45 days to qualify for the dividends received deduction. The dividends received deduction may be limited if you incur indebtedness to acquire Fund shares.

Distributions paid by a Fund that do not constitute dividends because they exceed the Fund's current and accumulated earnings and profits will be treated as a return of capital and reduce the tax basis of your Fund shares. To the extent that such distributions exceed the tax basis of your Fund shares, the excess amounts will be treated as gains from the sale of the shares.

Ordinarily, you are required to take distributions by a Fund into account in the year in which they are made. A distribution declared in October, November, or December of any year and payable to shareholders of record on a specified date in those months, however, is deemed paid by a Fund and received by you on December 31 of that calendar year if the distribution is paid by the Fund in January of the following year. Each Fund will send you annual information concerning the tax treatment of dividends and other distributions paid to you by the Fund.

Upon your sale, exchange, or redemption of Fund shares, you will recognize short- or long-term capital gain or loss, depending upon whether your holding period of the Fund shares exceeds one year. However, if your holding period in your Fund shares is six months or less, any capital loss realized from a sale, exchange, or redemption of such shares must be treated as long-term capital loss to the extent of dividends classified as "capital gain dividends" received with respect to such shares. Losses on the sale of Fund shares are not deductible if, within a period beginning 30 days before the date of the sale and ending 30 days after the date of the sale, you acquire shares that are substantially identical.

The maximum tax rates applicable to net capital gains recognized by individuals and other non-corporate taxpayers are currently (i) the same as ordinary income tax rates for capital assets held for one year or less and (ii) 20% for capital assets held for more than one year. Capital gains or losses recognized by corporate shareholders are subject to tax at the ordinary income tax rates applicable to corporations.

Certain investment practices that a Fund may utilize, such as investing in futures, foreign currency, or foreign entities classified as "passive foreign investment companies" for U.S. tax purposes, may affect the character and timing of the recognition of gains and losses by a Fund. Such transactions may in turn affect the amount and character of Fund distributions to you.

A Fund may in some cases be subject to foreign withholding taxes, which would reduce the yield on its investments. It is generally expected that you will not be entitled to claim a federal income tax credit or deduction for foreign income taxes paid by a Fund.

You may be subject to a 30% withholding tax on reportable dividends, capital gain distributions, and redemption payments ("backup withholding"). The withholding tax is reduced to 29% for dividends, distributions, and payments that are received for tax purposes after December 31, 2003. Generally, you will be subject to backup withholding if a Fund does not have your certified taxpayer identification number on file, or, to the Fund's knowledge, you have furnished an incorrect number. When establishing an account, you must certify under penalties of perjury that your taxpayer identification number is correct and that you are not otherwise subject to backup withholding.

The tax rules of the various states of the United States and their local jurisdictions with respect to distributions from a Fund can differ from the U.S. federal income tax rules described above. Many states allow you to exclude from your state taxable income the percentage of dividends derived from certain federal obligations, including interest on some federal agency obligations. Certain states, however, may require that a specific percentage of a Fund's income be derived from federal obligations before such dividends may be excluded from state taxable income. A Fund may invest some or all of its assets in such federal obligations. Each Fund intends to provide to you on an annual basis information to permit you to determine whether Fund dividends derived from interest on federal obligations may be excluded from state taxable income.

If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply and you should consult your tax adviser for detailed information about the tax consequences to you of owning Fund shares.

The foregoing discussion addresses only the U.S. federal income tax consequences applicable to U.S. persons (generally, U.S. citizens or residents (including certain former citizens and former long-term residents), domestic corporations or domestic entities taxed as corporations for U.S. tax purposes, estates the income of which is subject to U.S. federal income taxation regardless of its source, and trusts if a court within the United States is able to exercise primary supervision over their administration and at least one U.S. person has the authority to control all substantial decisions of the trusts). The treatment of the owner of an interest in an entity that is a pass-through entity for U.S. tax purposes (e.g., partnerships and disregarded entities) and that owns Fund shares will generally depend upon the status of the owner and the activities of the pass-through entity. If you are not a U.S. person or are the owner of an interest in a pass-through entity that owns Fund shares, you should consult your tax adviser regarding the U.S. and foreign tax consequences of the ownership of Fund shares, including the applicable rate of U.S. withholding tax on dividends representing ordinary income and net short-term capital gains, and the applicability of U.S. gift and estate taxes.

Because everyone's tax situation is unique, you should consult your tax adviser regarding the treatment of distributions under the federal, state, and local tax rules that apply to you, as well as the tax consequences of gains or losses from the sale, exchange, or redemption of your Fund shares.

                                       10.
                                   UNDERWRITER

Lord Abbett Distributor LLC, a New York limited liability company and subsidiary of Lord Abbett, 90 Hudson Street, Jersey City, New Jersey 07302-3973, serves as the exclusive underwriter for the Funds. The Company has entered into a distribution agreement with Lord Abbett Distributor, under which Lord Abbett Distributor is obligated to use its best efforts to find purchasers for the shares of each Fund, and to make reasonable efforts to sell Fund shares, on a continuous basis, so long as, in Lord Abbett Distributor's judgment, a substantial distribution can be obtained by reasonable efforts.

For the last three fiscal years, Lord Abbett Distributor, as the Funds' principal underwriter, received net commissions after allowance of a portion of the sales charge to independent dealers with respect to Class A shares as follows:

                            GROWTH OPPORTUNITIES FUND
                             YEAR ENDED NOVEMBER 30

                                    2001             2000              1999
                                    ----             ----              ----
Gross sales charge                  2,557,567        $3,568,415        $809,755
Amount allowed to dealers           2,169,353        $3,042,521        $687,962
                                    ---------        ----------        --------
Net commissions received
by Lord Abbett Distributor          $ 388,214        $  525,894        $121,793
                                    ---------        ----------        --------

                             LARGE-CAP RESEARCH FUND
                             YEAR ENDED NOVEMBER 30,

                                    2001             2000              1999
                                    ----             ----              ----
Gross sales charge                  $1,665,568       $1,066,737        $1,988,420
Amount allowed to dealers           $1,405,453       $  901,592        $1,696,099
                                    ----------       ----------        ----------
Net commissions received
by Lord Abbett Distributor          $  260,115       $  165,145        $  292,321
                                    ----------       ----------        ----------

                              SMALL-CAP VALUE FUND
                             YEAR ENDED NOVEMBER 30

                                    2001             2000              1999
                                    ----             ----              ----
Gross sales charge                  $1,112,435       $   479,114       $392,031
Amount allowed to dealers           $  949,471       $   408,431       $335,370
                                    ----------       -----------       --------
Net commissions received
by Lord Abbett Distributor          $  162,964       $    70,683       $ 56,661
                                    ----------       -----------       ---------

                                       11.
                                   PERFORMANCE

Each Fund computes the average annual compounded rates of total return during specified periods (i) before taxes, (ii) after taxes on Fund distributions, and
(iii) after taxes on Fund distributions and redemption (or sale) of the Fund shares at the end of the measurement period. Each Funds equates the initial amount invested to the ending (redeemable) value of such investment by adding one to the computed average annual total return, expressed as a percentage (i) before taxes, (ii) after taxes on Fund distributions, and (iii) after taxes on Fund distributions and redemption of the Fund shares at the end of the measurement period raising the sum to a power equal to the number of years covered by the computation and multiplying the result by one thousand dollars, which represents a hypothetical initial investment. The calculation assumes deduction of the maximum sales charge from the initial amount invested and reinvestment of all distributions (i) without the effect of taxes, (ii) less taxes due on such Fund distributions, and (iii) less taxes due on such Fund distributions and redemption of the Fund shares, on the reinvestment dates at prices calculated as stated in the Prospectus. The ending (redeemable) value is determined by assuming a complete redemption at the end of the period(s) covered by the average annual total return computation and, in the case of after taxes on Fund distributions and redemption of Fund shares, includes subtracting capital gains taxes resulting from the redemption and adjustments to take into account the tax benefit from any capital losses that may have resulted from the redemption.

In calculating total returns for Class A shares, the current maximum sales charge of 5.75% (as a percentage of the offering price) is deducted from the initial investment (unless the total return is shown at net asset value). For Class B shares, the payment of the applicable CDSC (5.0% prior to the first anniversary of purchase, 4.0% prior to the second anniversary of purchase, 3.0% prior to the third and fourth anniversaries of purchase, 2.0% prior to the fifth anniversary of purchase, 1.0% prior to the sixth anniversary of purchase and no CDSC on and after the sixth anniversary of purchase) is applied to the Fund's investment result for that class for the time period shown (unless the total return is shown at net asset value). For Class C shares, the 1.0% CDSC is applied to the Fund's investment result for that class for the time period shown prior to the first anniversary of purchase (unless the total return is shown at net asset value). For Class P shares total returns are shown at net asset value.

Using the computation methods described above the following table indicates the average annual compounded rates of total return on an initial investment of one thousand dollars as of November 30, 2001, for each Fund, for one-year, five-years, and life of Fund, where applicable. The after-tax returns were calculated using the historical highest applicable individual federal marginal tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distribution (e.g., the ordinary income rate for ordinary income distributions, the short-term capital gain rate for short-term capital gains distributions, and the long-term capital gain rate for long-term capital gains distributions). The tax rates may vary over the measurement period. Potential tax liabilities other than federal tax liabilities (e.g. state and local taxes) were disregarded, as were the effect of phaseouts of certain exemptions, deductions, and credits at various income levels, and the impact of the federal alternative minimum income tax. Before and after-tax returns are provided for Class A shares for each Fund. The after-tax returns for the other classes of shares not shown in the table will vary from those shown. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. A Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

                                      1 YEAR         5 YEAR        10 YEAR       LIFE OF FUND
                                      ------         ------        -------       ------------
GROWTH OPPORTUNITIES FUND
Class A Shares Before Taxes           -14.11%         12.49%          --         14.39% (08/01/95)
Class A Shares After
  Taxes on Distributions              -14.11%          9.63%          --         12.00%
Class A Shares After Taxes on

                                      1 YEAR         5 YEAR        10 YEAR       LIFE OF FUND
                                      ------         ------        -------       ------------
  Distributions and Sale of
  Fund  Shares                        -8.59%           8.55%          --         10.61%
Class B shares                        -13.97%          --             --         17.08% (10/16/98)
Class C shares                        -10.36%          --             --         16.72% (10/19/98)
Class P shares                        -8.84%           --             --         -14.54% (8/15/00)

LARGE-CAP RESEARCH FUND
Class A shares Before Taxes           -9.77%           9.92%          --         14.57% (06/03/92)
Class A Shares After
  Taxes on Distributions              -10.49%          8.31%          --         12.59%
Class A Shares After Taxes on
  Distributions and Sale of
  Fund Shares                         -5.32%           7.33%          --         11.34%
Class B shares                        -9.41%          10.19%          --         13.20% (08/01/96)
Class C shares                        -5.80%           --             --         11.15% (04/01/97)
Class P shares                        -4.16%           --             --         3.19% (04/28/99)

SMALL-CAP VALUE FUND
Class A Shares Before Taxes            8.48%          12.51%          --         15.08% (12/13/95)
Class A Shares After
  Taxes on Distributions               7.96%          12.25%          --         14.36%
Class A Shares After Taxes on
  Distributions and Sale of            5.59%          10.32%          --         12.33%
  Fund Shares
Class B shares                         9.33%          12.86%          --         13.50% (11/15/96)
Class C shares                        13.22%           --             --         12.50% (04/01/97)
Class P shares                        15.01%           --             --         13.93% (06/23/99)

These figures represent past performance, and an investor should be aware that the investment return and principal value of a Fund investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than his or her original cost. Therefore, there is no assurance that this performance will be repeated in the future.

Each Fund may from time to time quote or otherwise use yield and total return information in advertisements, shareholder reports, or sales literature. Thirty-day yield and average annual total return values are computed pursuant to formulas specified by the SEC. Each Fund may also from time to time quote distribution rates in reports to shareholders and in sales literature. In addition, each Fund may from time to time advertise or describe in sales literature its performance relative to certain averages, performance rankings, indices, other information prepared by recognized mutual fund statistical services, and investments for which reliable performance information is available.


                                       12.
                              FINANCIAL STATEMENTS

The financial statements incorporated herein by reference from Lord Abbett Research Fund's 2001 Annual Reports to Shareholders have been audited by Deloitte & Touche LLP, independent auditors, as stated in its reports, which is incorporated herein by reference, and has been so incorporated in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

LORD ABBETT

STATEMENT OF ADDITIONAL INFORMATION                                APRIL 1, 2002
                                                          REVISED APRIL 10, 2002

                         LORD ABBETT RESEARCH FUND, INC.
                      LORD ABBETT GROWTH OPPORTUNITIES FUND
                             LARGE-CAP RESEARCH FUND
                              SMALL-CAP VALUE FUND
                                 CLASS Y SHARES

This Statement of Additional Information is not a Prospectus. A Prospectus for the Class Y shares of the Lord Abbett Research Fund, Inc. - Lord Abbett Growth Opportunities Fund, Large-Cap Research Fund, and Small-Cap Value Fund (each individually the "Fund", or collectively the "Funds") may be obtained from your securities dealer or from Lord Abbett Distributor LLC ("Lord Abbett Distributor") at 90 Hudson Street, Jersey City, NJ 07302-3973. This Statement of Additional Information relates to, and should be read in conjunction with, the Prospectus dated April 1, 2002.

Shareholder inquiries should be made by directly contacting the Funds or by calling 800-821-5129. The Annual Reports to Shareholders are available without charge, upon request by calling that number. In addition, you can make inquiries through your dealer.

       TABLE OF CONTENTS                                        PAGE

       1.    Fund History                                       2
       2.    Investment Policies                                2
       3.    Management of the Funds                            8
       4.    Control Persons and Principal Holders
                of Securities                                   15
       5.    Investment Advisory and Other Services             15
       6.    Brokerage Allocations and Other Practices          16
       7.    Capital Stock and Other Securities                 18
       8.    Purchases, Redemptions and Pricing                 18
       9.    Taxation of the Funds                              19
      10.    Underwriter                                        21
      11.    Performance                                        21
      12.    Financial Statements                               22

                                       1.
                                  FUND HISTORY

Lord Abbett Research Fund, Inc. (the "Company") was incorporated in Maryland on April 6, 1992, as a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "Act"). The Company has four funds or series, but only Class Y shares of Lord Abbett Growth Opportunities Fund ("Growth Opportunities Fund"), Large-Cap Series ("Large-Cap Research Fund"), and Small-Cap Value Series ("Small-Cap Value Fund") are offered by this Statement of Additional Information.

                                       2.
                               INVESTMENT POLICIES

FUNDAMENTAL INVESTMENT RESTRICTIONS. Each Fund is subject to the following fundamental investment restrictions that cannot be changed without the approval of a majority of each Fund's outstanding shares.

Each Fund may not:

     (1) borrow money, except that (i) it may borrow from banks (as defined in the Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) each Fund may borrow up to an additional 5% of its total assets for temporary purposes, (iii) each Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (iv) each Fund may purchase securities on margin to the extent permitted by applicable law;

     (2) pledge its assets (other than to secure borrowings, or to the extent permitted by each Fund's investment policies as permitted by applicable law);

     (3) engage in the underwriting of securities, except pursuant to a merger or acquisition or to the extent that, in connection with the disposition of its portfolio securities, it may be deemed to be an underwriter under federal securities laws;

     (4) make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers acceptances, repurchase agreements or any similar instruments shall not be subject to this limitation, and except further that each Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law;

     (5) buy or sell real estate (except that each Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies that invest in real estate or interests therein), or commodities or commodity contracts (except to the extent each Fund may do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act as, for example, with futures contracts);

     (6) with respect to 75% of each Fund's gross assets, buy securities of one issuer representing more than (i) 5% of each Fund's gross assets, except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or (ii) own more than 10% of the voting securities of such issuer;

     (7) invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry (excluding securities of the U.S. Government, its agencies and instrumentalities); or

     (8) issue senior securities to the extent such issuance would violate applicable law.

Compliance with these investment restrictions will be determined at the time of the purchase or sale of the security.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS. In addition to the policies in the Prospectus and the investment restrictions above that cannot be changed without shareholder approval, each Fund is also subject to the following non-fundamental investment policies that may be changed by the Board of Directors without shareholder approval.

Each Fund may not:

     (1) borrow in excess of 33 1/3% of its total assets (including the amount borrowed), and then only as a temporary measure for extraordinary or emergency purposes;

     (2) make short sales of securities or maintain a short position except to the extent permitted by applicable law;

     (3) invest knowingly more than 15% of its net assets (at the time of investment) in illiquid securities, except for securities qualifying for resale under Rule 144A of the Securities Act of 1933 ("Rule 144A"), deemed to be liquid by the Board of Directors;

     (4) invest in securities issued by other investment companies except to the extent permitted by applicable law (each of the Funds, may not, however, rely on Sections 12(d)(1)(F) and 12(d)(1)(G) of the Act);

     (5) invest in securities of issuers that, with their predecessors, have a record of less than three years' continuous operations, if more than 5% of its total assets would be invested in such securities. (This restriction shall not apply to mortgaged-backed securities, asset-backed securities or obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities);

     (6) hold securities of any issuer if more than 1/2 of 1% of the securities of such issuer are owned beneficially by one or more of the officers or directors of the Company or by one or more partners or members of the Funds' underwriters or investment adviser if these owners in the aggregate own beneficially more than 5% of the securities of such issuer;

     (7) invest in warrants if, at the time of the acquisition, its investment in warrants, valued at the lower of cost or market, would exceed 5% of its total assets (included within such limitation, but not to exceed 2% of its total assets, are warrants that are not listed on the New York or American Stock Exchange or a foreign exchange);

     (8) invest in real estate limited partnership interests or interests in oil, gas or other mineral leases, or exploration or development programs, except that it may invest in securities issued by companies that engage in oil, gas or other mineral exploration or other development activities;

     (9) write, purchase or sell puts, calls, straddles, spreads or combinations thereof, except to the extent permitted in its Prospectus and Statement of Additional Information, as they may be amended from time to time; or

     (10) buy from or sell to any of its officers, trustees, directors, employees, or its investment adviser or any of its officers, trustees, directors, partners or employees, any securities other than shares.

PORTFOLIO TURNOVER. For the fiscal year ended November 30, 2001 and 2000, the portfolio turnover rate was 101.15% and 112.57%, respectively, for Growth Opportunities Fund, 81.79% and 74.72%, respectively, for the Large-Cap Research Fund, and 64.76% and 76.21%, respectively, for Small-Cap Value Fund.

ADDITIONAL INFORMATION ON PORTFOLIO RISKS, INVESTMENTS AND TECHNIQUES. The following section provides further information on certain types of investments and investment techniques that may be used by each Fund, including their associated risks.

BORROWING MONEY. Each Fund may borrow money for temporary or emergency purposes from banks and other financial institutions in amounts not exceeding one-third of its total assets. If a Fund borrows money and experiences a decline in its net asset value, the borrowing could increase its losses.

CONVERTIBLE SECURITIES. Each Fund may invest in convertible securities. Convertible securities are preferred stocks or debt obligations that are convertible into common stock. They generally offer lower interest or dividend yields than non-convertible securities of similar quality. Convertible securities have both equity and fixed income risk characteristics. Like all fixed income securities, the value of convertible securities is susceptible to the risk of market losses attributable to changes in interest rates. Generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock underlying a convertible security approaches or exceeds the conversion price of the convertible security, the convertible security tends to reflect the market price of the underlying common stock. As the market price of the underlying common stock declines, the convertible security, like a fixed income security, tends to trade increasingly on a yield basis, and thus, may not decline in price to the same extent as the underlying common stock. The markets for convertible securities may be less liquid than markets for common stocks or bonds.

DEBT SECURITIES. Consistent with their respective investment objective, each Fund may invest in debt securities, such as bonds, debentures, government obligations, commercial paper and pass-through instruments. The value of debt securities may fluctuate based on changes in interest rates and the issuer's financial condition. When interest rates rise or the issuer's financial condition worsens or is perceived by the market to be at greater risk, the value of debt securities tends to decline.

DEPOSITORY RECEIPTS. Each Fund may invest in sponsored and unsponsored American Depository Receipts ("ADRs") and similar depository receipts. ADRs, typically issued by a financial institution (a "depository"), evidence ownership interests in a security or a pool of securities issued by a foreign company and deposited with the depository. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the United States. Ownership of ADRs entails similar investment risks to direct ownership of foreign securities traded outside the U.S.; however, for purposes of the Funds' investment policies, ADRs are not treated as foreign securities.

FOREIGN SECURITIES. Each Fund may invest 10% of its net assets in foreign securities that are primarily traded outside the United States. This limitation does not include ADRs. Foreign securities may involve special risks that are not typically associated with U.S. dollar denominated or quoted securities of U.S. issuers, including the following:

     - Foreign securities may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to foreign securities and changes in exchange control regulations (i.e., currency blockage). A decline in the exchange rate of the foreign currency in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security in U.S. dollars.

     - Brokerage commissions, custodial services, and other costs relating to investment in foreign securities markets generally are more expensive than in the U.S.

     - Clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures may be unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

     - Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. issuers. There may be less publicly available information about a foreign issuer than about a comparable U.S. issuer.

     - There is generally less government regulation of foreign markets, companies and securities dealers than in the U.S.

     - Foreign securities markets may have substantially less volume than U.S. securities markets, and securities of many foreign issuers are less liquid and more volatile than securities of comparable domestic issuers.

     - Foreign securities may trade on days when the Fund does not sell shares. As a result, the value of the Fund's portfolio securities may change on days an investor may not be able to purchase or redeem Fund shares.

     - With respect to certain foreign countries, there is a possibility of nationalization, expropriation or confiscatory taxation, imposition of withholding or other taxes on dividend or interest payments (or, in some cases, capital gains), limitations on the removal of funds or other assets of the Fund, and political or social instability or diplomatic developments that could affect investments in those countries.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. Although each Fund has no current intention of doing so, each Fund may, with Board authorization, engage in futures and options on futures transactions in accordance with its investment objective and policies.

Futures contracts are standardized contracts that provide for the sale or purchase of a specified financial instrument at a future time at a specified price. An option on a futures contract gives the purchaser the right (and the writer of the option the obligation) to assume a position in a futures contract at a specified exercise price within a specified period of time. In addition to incurring fees in connection with futures and options, an investor is required to maintain margin deposits. At the time of entering into a futures transaction or writing an option, an investor is required to deposit a specified amount of cash or eligible securities called "initial margin." Subsequent payments, called "variation margin," are made on a daily basis as the market price of the futures contract or option fluctuates.

Each Fund may purchase and sell futures contracts and purchase and write call and put options on futures contracts, for bona fide hedging purposes, including to hedge against changes in interest rates, securities prices, or to the extent the Fund invests in foreign securities, currency exchange rates, or in order to pursue risk management strategies, including gaining efficient exposure to markets and minimizing transaction costs. Each Fund may also enter into closing purchase and sale transactions with respect to such contracts and options.

Futures contracts and options on futures contracts present substantial risks, including the following:

     - While a Fund may benefit from the use of futures and related options, unanticipated market events may result in poorer overall performance than if the Fund had not entered into any futures or related options transactions.

     - Because perfect correlation between a futures position and a portfolio position that the Fund intends to hedge is impossible to achieve, a hedge may not work as intended, and the Fund may thus be exposed to additional risk of loss.

     - The loss that the Fund may incur in entering into futures contracts and in writing call options on futures is potentially unlimited and may exceed the amount of the premium received.

     - Futures markets are highly volatile, and the use of futures may increase the volatility of the Fund's net asset value.

     - As a result of the low margin deposits normally required in futures and options on futures trading, a relatively small price movement in a contract may result in substantial losses to the Fund.

     - Futures contracts and related options may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day.

     - The counterparty to an OTC contract may fail to perform its obligations under the contract.

STOCK INDEX FUTURES CONTRACTS. Each Fund may, with Board authorization, seek to reduce the volatility in its portfolio through the use of stock index futures contracts. A stock index futures contract is an agreement pursuant to which two parties agree, one to receive and the other to pay, on a specified date an amount of cash equal to a specified dollar amount -- established by an exchange or board of trade -- times the difference between the value of the index at the close of the last trading day of the contract and the price at which the futures contract is originally written. The purchaser pays no consideration at the time the contract is entered into; the purchaser only pays the good faith deposit described below.

The market value of a stock index futures contract is based primarily on the value of the underlying index. Changes in the value of the index will cause roughly corresponding changes in the market price of the futures contract. If a stock index is established that is made up of securities whose market characteristics closely parallel the market characteristics of the securities in the Fund's portfolio, then the market value of a futures contract on that index should fluctuate in a way closely resembling the market fluctuation of the portfolio. Thus, if the Fund sells futures contracts, a decline in the market value of the portfolio will be offset by an increase in the value of the short futures position to the extent of the hedge (i.e., the size of the futures position). Conversely, when the Fund has cash available (for example, through substantial sales of shares) and wishes to invest the cash in anticipation of a rising market, the Fund could rapidly hedge against the expected market increase by buying futures contracts to offset the cash position and thus cushion the adverse effect of attempting to buy individual securities in a rising market.

Stock Index Futures Contracts are subject to the same risks as other futures contracts discussed above under "Futures Contracts and Options on Futures Contracts." To date, we have not entered into any futures contracts and have no present intent to do so.

ILLIQUID SECURITIES. Each Fund may invest up to 15% of its net assets in illiquid securities that cannot be disposed of in seven days in the ordinary course of business at fair value. Illiquid securities include:

     -    Domestic and foreign securities that are not readily marketable.

     - Repurchase agreements and time deposits with a notice or demand period of more than seven days.

     - Certain restricted securities, unless the Board determines, based upon a review of the trading markets for a specific restricted security, that such restricted security is eligible for resale pursuant to Rule 144A under the Securities Act of 1933 ("144A Securities") and is liquid.

144A Securities may be resold to a qualified institutional buyer without registration and without regard to whether the seller originally purchased the security for investment. Investing in 144A Securities may decrease the liquidity of each Fund's portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

INVESTMENT COMPANIES. Each Fund may invest in securities of other investment companies subject to limitations prescribed by the Act, (except each Fund cannot rely on Sections 12(d)(1)(F) and (G)). These limitations include a prohibition on any Fund acquiring more than 3% of the voting shares of any other investment company, and a prohibition on investing more than 5% of the Fund's total assets in securities of any one investment company or more than 10% of its total assets in securities of all investment companies. The Funds indirectly will bear their proportionate share of any management fees and other expenses paid by the investment companies in which they invest. Such investment companies will generally be money market funds or have investment objectives, policies and restrictions substantially similar to those of the investing Fund and will be subject to substantially the same risks.

Each Fund may, consistent with their investment policies, invest in investment companies established to accumulate and hold a portfolio of securities that is intended to track the price performance and dividend yield of a well-known securities index. The Funds may use such investment company securities for several reasons, including, but not limited to, facilitating the handling of cash flows or trading, or reducing transaction costs. The price movement of the securities of such an investment company may not perfectly parallel the price movement of the underlying index.

LISTED OPTIONS ON SECURITIES. Each Funds may purchase and write national securities exchange-listed put and call options on securities or securities indices. A "call option" is a contract sold for a price giving its holder the right to buy a specific amount of securities at a specific price prior to a specified date. A "covered call option" is a call option issued on securities already owned by the writer of the call option for delivery to the holder upon the exercise of the option. Each Fund may write covered call options that are traded on a national securities exchange with respect to securities in its portfolios in an attempt to increase its income and to provide greater flexibility in the disposition of portfolio securities. During the period of the option, the Funds forgo the opportunity to profit from any increase in the market price of the underlying security above the exercise price of the option (to the extent that the increase exceeds its net premium). Each Fund also may enter into "closing purchase transactions" in order to terminate its obligation to deliver the underlying security. This may result in a short-term gain or loss. A closing purchase transaction is the purchase of a call option (at a cost which may be more or less than the premium received for writing the original call option) on the same security, with the same exercise price and call period as the option previously written. If a Fund is unable to enter into a closing purchase transaction, it may be required to hold a security that it might otherwise have sold to protect against depreciation.

A "put option" gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying securities at the exercise price at any time during the option period. A put option sold by a Fund is covered when, among other things, the Fund segregates permissible liquid assets having a value equal to or greater than the exercise price of the option to fulfill the obligation undertaken. Writing listed put options may be a useful portfolio investment strategy when the Fund has cash or other reserves available for investment as a result of sales of Fund shares or when the investment manager believes a more defensive and less fully invested position is desirable in light of market conditions. Each Fund will not purchase an option if, as a result of such purchase, more than 10% of its net assets would be invested in premiums for such options. Each Fund may write covered put options to the extent that cover for such options does not exceed 15% of its net assets. Each Fund may only sell (write) covered call options have an aggregate market value of less than 25% of its net assets.

The purchase and writing of options is a highly specialized activity that involves special investment risks. The Funds may use options for hedging or cross hedging purposes or to seek to increase total return (which is considered a speculative activity). If the investment manager is incorrect in its expectation of changes in market prices or determination of the correlation between the securities on which options are based and the Fund's portfolio securities, the Fund may incur losses. The use of options can also increase a Fund's transaction costs.

PREFERRED STOCK, WARRANTS AND RIGHTS. Each Fund may invest in preferred stock, warrants and rights. Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer's earnings and assets before common stockholders but after bond holders and other creditors. Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default or other non-compliance by the issuer of the preferred stock. Investments in preferred stock present market and liquidity risks. The value of a preferred stock may be highly sensitive to the economic condition of the issuer, and markets for preferred stock may be less liquid than markets for the issuer's common stock.

Warrants are options to buy a stated number of shares of common stock at a specified price at any time during the life of the warrant. Rights represent a privilege offered to holders of record of issued securities to subscribe (usually on a pro rata basis) for additional securities of the same class, of a different class or of a different issuer. The holders of warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. The value of a warrant or right may not necessarily change with the value of the underlying securities. Warrants and rights cease to have value if they are not exercised prior to their expiration date. Investments in warrants and rights are thus speculative, and may result in a total loss of the money invested.

REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction by which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The resale price reflects the purchase price plus an agreed-upon market rate of interest that is unrelated to the coupon rate or date of maturity of the purchased security. In this type of transaction, the securities purchased by the Fund have a total value in excess of the value of the repurchase agreement. The Funds require at all times that the repurchase agreement be collateralized by cash or U.S. Government securities having a value equal to, or in excess of, the value of the repurchase agreement. Such agreements permit a Fund to keep all of its assets at work while retaining flexibility in pursuit of investments of a longer term nature.

The use of repurchase agreements involves certain risks. For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Funds may incur a loss upon disposition of them. If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a bankruptcy court may determine that the underlying securities are collateral not within the control of the Funds and are therefore subject to sale by the trustee in bankruptcy. Even though the repurchase agreements may have maturities of seven days or less, they may lack liquidity, especially if the issuer encounters financial difficulties. The Funds intend to limit repurchase agreements to transactions with dealers and financial institutions believed by Fund management to present minimal credit risks. The Funds will monitor the creditworthiness of the repurchase agreement sellers on an ongoing basis.

SECURITIES LENDING. Each Fund may lend portfolio securities to registered broker-dealers. These loans may not exceed 30% of a Fund's total assets. Securities loans will be collateralized by cash or marketable securities issued or guaranteed by the U.S. government or its agencies ("U.S. Government securities") or other permissible means at least equal to the market value of the loaned securities. The Funds may pay a part of the interest received with respect to the investment of collateral to a borrower and/or a third party that is not affiliated with the Funds and is acting as a "placing broker." No fee will be paid to persons affiliated with the Funds.

By lending portfolio securities, each of the Funds can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in permissible investments, such as U.S. Government securities, or obtaining yield in the form of interest paid by the borrower when U.S. Government securities or other forms of non-cash collateral are received. Lending portfolio securities could result in a loss or delay in recovering a Fund's securities if the borrower defaults.

TEMPORARY DEFENSIVE INVESTMENTS. As described in the prospectus, each of the Funds is authorized to invest temporarily a substantial amount, or even all, of its assets in various short-term fixed income securities to take a defensive position. These securities include:

     - Obligations of the U.S. Government and its agencies and instrumentalities. U.S. Government obligations are debt securities issued or guaranteed as to principal or interest by the U.S. Treasury. These securities include Treasury bills, notes and bonds.

     - Commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.

     - Bank certificates of deposit and time deposits. Certificates of deposit are certificates issued against funds deposited in a bank or a savings and loan. They are issued for a definite period of time and earn a specified rate of return.

     - Bankers' acceptances. Bankers' acceptances are short-term credit instruments evidencing the obligation of a bank to pay a draft that has been drawn on it by a customer. These instruments reflect the obligations both of the bank and of the drawer to pay the face amount of the instrument upon maturity. They are primarily used to finance the import, export, transfer or storage of goods. They are "accepted" when a bank guarantees their payment at maturity.

     - Repurchase agreements. Repurchase agreements are arrangements involving the purchase of an obligation by a portfolio and the simultaneous agreement to resell the same obligation on demand or at a specified future date and at an agreed-upon price.

                                       3.
                             MANAGEMENT OF THE FUND

The Company's Board of Directors is responsible for the management of the business and affairs of the Funds in accordance with the laws of the State of Maryland. The Board appoints officers who are responsible for the day-to-day operations of each Fund and who execute policies authorized by the Board. As discussed fully below, the Board also initially approves an investment adviser to each Fund and continues to monitor the cost and quality of the services provided by the investment adviser.

The following Director is the Managing Partner of Lord, Abbett & Co. ("Lord Abbett"), and is an "interested person" as defined in the Act. Mr. Dow is also an officer, director, or trustee of the fourteen Lord Abbett-sponsored funds, which consist of 43 portfolios or series.

                                CURRENT POSITION
NAME AND                        LENGTH OF SERVICE     PRINCIPAL OCCUPATION                  OTHER
(DATE OF BIRTH)                 WITH COMPANY          DURING PAST FIVE YEARS                DIRECTORSHIPS
---------------                 ------------          ----------------------                -------------
ROBERT S. DOW                   Director since        Managing Partner and Chief            N/A
90 Hudson Street                1996; Chairman and    Investment Officer of Lord Abbett
Jersey City, New Jersey         President since 1996  since 1996.
Date of Birth: 3/8/1945

The following outside Directors are also directors or trustees of the fourteen Lord Abbett-sponsored funds, which consist of 43 portfolios or series.

                                       CURRENT POSITION
NAME, ADDRESS AND                      LENGTH OF SERVICE     PRINCIPAL OCCUPATION                  OTHER
(DATE OF BIRTH)                        WITH COMPANY          DURING PAST FIVE YEARS                DIRECTORSHIPS
---------------                        ------------          ----------------------                -------------
E. THAYER BIGELOW                      Director since 1996   Managing General Partner, Bigelow     Currently serves as a
Bigelow Media, LLC                                           Media, LLC (since 2000); Senior       director of Crane Co. and
717 Fifth Avenue, 26th Floor                                 Adviser, Time Warner Inc. (1998 -     Huttig Building Products
New York, New York                                           2000); Acting Chief Executive         Inc.
Date of Birth: 10/22/1941                                    Officer of Courtroom Television
                                                             Network  (1997 - 1998); President
                                                             and Chief Executive Officer of Time
                                                             Warner Cable Programming, Inc.
                                                             (1991 - 1997).

WILLIAM H.T. BUSH                      Director since 1998   Co-founder and Chairman of the        Currently serves as
Bush-O'Donnell & Co., Inc.                                   Board of the financial advisory       director of Wellpoint
101 South Hanley Rd, Suite 1025                              firm of Bush-O'Donnell & Company      Health Network,
St. Louis, Missouri                                          (since 1986).                         Mississippi Valley
Date of Birth: 7/14/1938                                                                           Bancorp, DT Industries
                                                                                                   Inc., and Engineered
                                                                                                   Support Systems, Inc.

ROBERT B. CALHOUN, JR.                 Director since 1998   Managing Director of Monitor          Currently serves as
Monitor Clipper Partners                                     Clipper Partners (since 1997) and     director of Avondale,
Two Canal Park                                               President of Clipper Asset            Inc., Avondale Mills,
Cambridge, Massachusetts                                     Management Corp., both private        Inc., IGI/Earth Color,
Date of Birth: 10/25/1942                                    equity investment funds (since        Inc., Integrated
                                                             1991).                                Graphics, Inc. and
                                                                                                   Interstate Bakeries Corp.

STEWART S. DIXON                       Director since 1996   Partner in the law firm of Wildman,   N/A
Wildman, Harrold, Allen & Dixon                              Harrold, Allen & Dixon (since
225 W. Wacker Drive, Suite 2800                              1967).
Chicago, Illinois
Date of Birth: 11/5/1930

FRANKLIN W. HOBBS                      Director since 2001   Chief Executive Officer of Houlihan   Currently serves as
Houlihan Lokey Howard & Zukin                                Lokey Howard & Zukin, an investment   director of Adolph Coors
685 Third Ave.                                               bank (January 2002 to present);       Company.
New York, New York                                           Chairman of Warburg Dillon Read
Date of Birth: 7/30/1947                                     (1999 - 2000); Global Head of
                                                             Corporate Finance of SBC Warburg
                                                             Dillon Read (1997 - 1999); Chief
                                                             Executive Officer of Dillon, Read &
                                                             Co. (1994 - 1997).

                                       CURRENT POSITION
NAME, ADDRESS AND                      LENGTH OF SERVICE     PRINCIPAL OCCUPATION                  OTHER
(DATE OF BIRTH)                        WITH COMPANY          DURING PAST FIVE YEARS                DIRECTORSHIPS
---------------                        ------------          ----------------------                -------------
C. ALAN MACDONALD                      Director since 1996   Retired    -    Special     Projects  Currently serves as
415 Round Hill Road                                          Consulting (since 1992).              director of Fountainhead
Greenwich, Connecticut                                                                             Water Company, Careside,
Date of Birth: 5/19/1933                                                                           Inc., Lincoln Snacks,
                                                                                                   J.B. Williams Co., Inc.
                                                                                                   (personal care products),
                                                                                                   and Seix Fund, Inc.  Seix
                                                                                                   Fund, Inc. is a
                                                                                                   registered investment
                                                                                                   company that is advised
                                                                                                   by Seix Investment
                                                                                                   Advisors Inc.  Seix
                                                                                                   Investment Advisors
                                                                                                   Inc.'s Chairman, CEO, and
                                                                                                   Chief Investment Officer
                                                                                                   is married to Robert Dow,
                                                                                                   the Fund's Chairman and
                                                                                                   President and Managing
                                                                                                   General Partner of Lord
                                                                                                   Abbett.

THOMAS J. NEFF                         Director since 1992   Chairman of Spencer Stuart, an        Currently serves as
Spencer Stuart                                               executive search consulting firm      director of Ace, Ltd. and
277 Park Avenue                                              (since 1976).                         Exult, Inc.
New York, New York
Date of Birth: 10/2/1937

None of the officers listed below have received compensation from the Company. All the officers of the Company may also be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, New Jersey 07302.

                                   CURRENT POSITION     LENGTH OF SERVICE         PRINCIPAL OCCUPATION
NAME AND (DATE OF BIRTH)           WITH COMPANY         OF CURRENT POSITION       DURING PAST FIVE YEARS
------------------------           ------------         -------------------       ----------------------
Robert G. Morris (11/06/1944)      Executive Vice       Elected in 1996           Partner and Director of Equity Investments,
                                   President                                      joined Lord Abbett in 1991.

Robert P. Fetch (2/18/1953)        Executive Vice       Elected in 1997           Partner and Small-Cap Value Senior
                                   President                                      Investment Manager, joined Lord Abbett in
                                                                                  1995.

Eli M. Salzmann (3/24/1964)        Executive Vice       Elected in 1999           Partner and Director of Institutional Equity
                                   President                                      Investments, joined Lord Abbett in 1997,
                                                                                  formerly a Portfolio Manager Analyst at
                                                                                  Mutual of America from 1996 to 1997, prior
                                                                                  thereto Vice President at Mitchell Hutchins
                                                                                  Asset Management.

                                   CURRENT POSITION
NAME, ADDRESS AND                  LENGTH OF SERVICE    PRINCIPAL OCCUPATION      OTHER
(DATE OF BIRTH)                    WITH COMPANY         DURING PAST FIVE YEARS    DIRECTORSHIPS
---------------                    ------------         ----------------------    -------------
Sholom Dinsky (3/24/1944)          Executive Vice       Elected in 2002           Investment Manager, joined Lord Abbett in
                                   President                                      2000, formerly Managing Director of
                                                                                  Prudential Asset Management, prior thereto
                                                                                  Director of Equity Research and Senior Vice
                                                                                  President at Mitchell Hutchins Asset
                                                                                  Management.

Christopher J. Towle (10/12/1957)  Executive Vice       Elected in 2001           Partner and Investment Manager, joined Lord
                                   President                                      Abbett in 1987.

Edward K. von der Linde            Executive Vice       Elected in 2001           Partner and Investment Manager, joined Lord
(6/12/1960)                        President                                      Abbett in 1988.

Kevin P. Ferguson (10/3/1964)      Executive Vice       Elected in 2001           Mid Cap Growth Portfolio Manager, joined
                                   President                                      Lord Abbett in 1999, formerly Portfolio
                                                                                  Manager/Senior Vice President at Lynch &
                                                                                  Mayer, Inc.

Joan A. Binstock (3/4/1954)        Vice President       Elected in 1999           Partner and Chief Operations Officer, joined
                                                                                  Lord Abbett in 1999, prior thereto Chief
                                                                                  Operating Officer of Morgan Grenfell.

Daniel E. Carper (1/22/1952)       Vice President       Elected in 1993           Partner, joined Lord Abbett in 1979.

Michael S. Goldstein (10/29/1968)  Vice President       Elected in 2001           Fixed Income Investment Manager, joined Lord
                                                                                  Abbett in 1997, prior thereto Assistant
                                                                                  President of Credit Suisse Asset Management.

Paul A. Hilstad (12/13/1942)       Vice  President and  Elected in 1995           Partner and General Counsel, joined Lord
                                   Secretary                                      Abbett in 1995.

Tim Hurlburt (1/28/1961)           Vice President       Elected in 2002           Senior Research Analyst on the Mid Cap
                                                                                  Growth Team, joined Lord Abbett in 2001,
                                                                                  prior thereto Equities Analyst with
                                                                                  Wisconsin Investment Board.

Ellen G. Itskovitz (10/30/1957)    Vice President       Elected in 2001           Fixed Income Analyst, joined Lord Abbett in
                                                                                  1998, prior thereto Vice President of Credit
                                                                                  Research/Corporate Finance at ING Baring
                                                                                  Securities, Inc.

Lawrence H. Kaplan (1/16/1957)     Vice  President and  Elected in 1997           Partner and Deputy  General  Counsel,  joined
                                   Assistant Secretary                            Lord  Abbett  in  1997,  prior  thereto  Vice
                                                                                  President   and  Chief   Counsel  of  Salomon
                                                                                  Brothers Asset Management Inc.

A. Edward Oberhaus, III            Vice President       Elected in 1997           Manager of Equity Trading, joined Lord
(12/21/1959)                                                                      Abbett in 1983.

Tracie E. Richter (1/12/1968)      Vice President       Elected in 1999           Director of Operations  and Fund  Accounting,
                                                                                  joined  Lord  Abbett in 1999,  formerly  Vice
                                                                                  President  - Head of Fund  Administration  of
                                                                                  Morgan  Grenfell  from  1998 to  1999,  prior
                                                                                  thereto Vice President of Bankers Trust.

                                   CURRENT POSITION
NAME, ADDRESS AND                  LENGTH OF SERVICE    PRINCIPAL OCCUPATION      OTHER
(DATE OF BIRTH)                    WITH COMPANY         DURING PAST FIVE YEARS    DIRECTORSHIPS
---------------                    ------------         ----------------------    -------------

Christina T. Simmons (11/12/1957)  Vice President and   Elected in 2000           Assistant General Counsel, joined Lord
                                   Assistant Secretary                            Abbett in 1999, formerly Assistant General
                                                                                  Counsel of Prudential Investments from 1998
                                                                                  to 1999, prior thereto Counsel of Drinker,
                                                                                  Biddle & Reath LLP, a law firm.

Francie W. Tai (6/11/1965)         Treasurer            Elected in 2000           Director of Fund Administration, joined Lord
                                                                                  Abbett in 2000, formerly Manager of Goldman
                                                                                  Sachs from 1997 to 2000, prior thereto
                                                                                  Assistant Vice President of Bankers Trust.

COMMITTEES
The standing committees of the Board of Directors are the Audit Committee, the Proxy Committee, and the Nominating and Governance Committee.

The Audit Committee is composed of Directors who are not "interested persons" of the Fund. The members of the Audit Committee are Messrs. Bigelow, Calhoun, Hobbs, and MacDonald. The Audit Committee provides assistance to the Board of Directors in fulfilling its responsibilities relating to corporate accounting, the reporting practices of the Funds, and the quality and integrity of the Funds' financial reports. Among other things, the Audit Committee is responsible for reviewing and evaluating the performance and independence of the Funds' independent auditors and considering violations of the Fund's Code of Ethics to determine what action should be taken. The Audit Committee meets quarterly and during the past fiscal year met four times.

The Proxy Committee is composed of at least two Directors who are not "interested persons" of the Funds, and also may include one or more directors who are partners or employees of Lord Abbett. The current members of the Proxy Committee are three independent Directors: Messrs. Dixon, Hobbs, and Neff, and Mr. Dow. The Proxy Committee assists the Board of Directors in fulfilling its responsibilities relating to the voting of securities held by the Funds. During the past fiscal year, the Proxy Committee met once.

The Nominating and Governance Committee is composed of all the Directors who are not "interested persons" of the Funds. Among other things, the Nominating and Governance Committee is responsible for (i) evaluating and nominating individuals to serve as independent Directors and as committee members; and (ii) periodically reviewing director/trustee compensation. During the past fiscal year, the Nominating and Governance Committee met three times.

APPROVAL OF ADVISORY CONTRACT
At meetings on December 12, 2001, the Board and its outside Directors considered whether to approve the continuation of the existing management agreement between each of the Funds and Lord Abbett. In addition to the materials the Directors had reviewed throughout the course of the year, the Directors received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with their consideration.

INFORMATION RECEIVED BY THE OUTSIDE DIRECTORS. The materials received by the Directors included, but were not limited to, (1) information on the investment performance of each Fund and a peer group of funds for the preceding twelve months and for other periods, (2) information on the effective management fee rates and expense ratios for funds with the same objectives and similar size,
(3) sales and redemption information for each Fund, (4) information regarding Lord Abbett's financial condition, (5) an analysis of the relative profitability of the management agreement to Lord Abbett, (6) information regarding the distribution arrangements of each Fund, (7) information regarding the personnel, information technology, and other resources devoted by Lord Abbett to managing each Fund.

In considering whether to approve the continuation of the management agreement, the Board and the outside Directors did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. Matters considered by the Board and the outside Directors in connection with their approval of the continuation of the management agreement included, but were not limited to, the following:

INVESTMENT MANAGEMENT SERVICES GENERALLY. The Board and the outside Directors considered the investment management services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading.

INVESTMENT PERFORMANCE AND COMPLIANCE. The Board and the outside Directors reviewed each Fund's investment performance as well as the performance of the peer group of funds, both in terms of total return and in terms of other statistical measures for the preceding twelve months and for other periods. The Board and the outside Directors also considered whether each Fund had operated within its investment restrictions.

LORD ABBETT'S PERSONNEL AND METHODS. The Board and the outside Directors considered the qualifications of the personnel providing investment management services to each Fund, in light of the fund's investment objective and discipline. Among other things, they considered the size, education, and experience of Lord Abbett's investment management staff, its use of technology, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel.

NATURE AND QUALITY OF OTHER SERVICES. The Board and the outside Directors considered the nature, quality, costs, and extent of administrative and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett's supervision of third party service providers, including each Fund's transfer agent, custodian, and subcustodians.

EXPENSES. The Board and the outside Directors considered each class' expense ratios and the expense ratios of a peer group of funds. They also considered the amount and nature of fees paid by shareholders.

PROFITABILITY. The Board and the outside Directors considered the level of Lord Abbett's profits in managing the Funds, including a review of Lord Abbett's methodology for allocating its costs to its management of each Fund. The Board and the outside Directors concluded that the allocation methodology had a reasonable basis and was appropriate. They considered the profits realized by Lord Abbett in connection with the operation of each Fund and whether the amount of profit is fair for the management of each Fund. They also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to each Fund's business. The Board and the outside Directors also considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel.

ECONOMIES OF SCALE. The Board and the outside Directors considered whether there have been any economies of scale in managing each Fund, whether each Fund has appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale.

OTHER BENEFITS TO LORD ABBETT. The Board and the outside Directors considered the character and amount of fees paid by each Fund and each Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment management, the allocation of Fund brokerage, and the receipt of research by Lord Abbett in return for fund brokerage. The Board and the outside Directors also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with each Fund.

ALTERNATIVE ARRANGEMENTS. The Board and the outside Directors considered whether, instead of approving continuation of the management agreement, employing one or more alternative arrangements might be in the best interests of each Fund, such as continuing to employ Lord Abbett, but on different terms.

After considering all of the relevant factors, the Board and the outside Directors unanimously voted to approve continuation of the existing management agreement.

COMPENSATION DISCLOSURE
The following table summarizes the compensation for each of the Directors/Trustees for the Company and for all Lord Abbett-sponsored funds.

The second column of the following table sets forth the compensation accrued by the Company for outside Directors. The third column sets forth the total compensation paid by all Lord Abbett-sponsored funds to the outside directors/trustees. No director/trustee of the funds who is also associated with Lord Abbett, and no officer of the funds, received any compensation from the funds for acting as a director/trustee or officer.

(1)                                 (2)                                (3)
                                                                       For Year Ended
                                    For Fiscal Year Ended              December 31, 2001
                                    November 30, 2001                  Total Compensation
                                    Aggregate Compensation             Paid by the Company and
                                    Accrued by                         Thirteen Other Lord
NAME OF DIRECTORS                   THE COMPANY(1)                     ABBETT-SPONSORED FUNDS(2)
-----------------                   -----------------                  ------------------------
E. Thayer Bigelow                   $4,125                             $86,000
William H.T. Bush                   $4,207                             $87,400
Robert B. Calhoun, Jr.              $4,137                             $86,000
Stewart S. Dixon                    $4,153                             $86,200
Franklin W. Hobbs                   $3,587                             $85,000
C. Alan MacDonald                   $4,125                             $86,000
Thomas J. Neff                      $4,094                             $85,000

     1. Outside directors'/trustees' fees, including attendance fees for board and committee meetings, are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. A portion of the fees payable by the Company to its outside directors/trustees may be deferred at the option of a director/trustee under an equity-based plan (the "equity-based plan") that deems the deferred amounts to be invested in shares of the Company for later distribution to the directors/trustees. In addition, $25,000 of each director/trustee's retainer must be deferred and is deemed invested in shares of the Company and other Lord Abbett-sponsored funds under the equity-based plan.

     2. The third column shows aggregate compensation, including the types of compensation described in the second column, accrued by all Lord Abbett-sponsored funds during the year ended December 31, 2001, including fees directors/trustees have chosen to defer.

The following chart provides each Director's equity ownership of the Funds and ownership of the Lord Abbett-sponsored Funds as of December 31, 2001.

                 DOLLAR RANGE OF DIRECTOR OWNERSHIP IN THE FUNDS

                                                                                      AGGREGATED DOLLAR RANGE OF
                                  GROWTH            LARGE-CAP                          DIRECTOR OWNERSHIP IN LORD
NAME OF DIRECTOR               OPPORTUNITIES        RESEARCH      SMALL-CAP VALUE       ABBETT SPONSORED FUNDS
----------------               -------------        --------      ---------------       ----------------------
Robert S. Dow                  Over $100,000          None              None                 Over $100,000
E. Thayer Bigelow               $1-$10,000       $10,001-$50,000    Over $100,000              Over $100,000
William H. T. Bush              $1-$10,000         $1-$10,000        $1-$10,000            $50,001-$100,000
Robert B. Calhoun, Jr.          $1-$10,000         $1-$10,000        $1-$10,000              Over $100,000
Stewart S. Dixon                   None            $1-$10,000        $1-$10,000              Over $100,000
Franklin W. Hobbs               $1-$10,000         $1-$10,000        $1-$10,000            $50,001-$100,000
C. Alan MacDonald                  None            $1-$10,000     $10,001-$50,000            Over $100,000
Thomas J. Neff                  $1-$10,000         $1-$10,000        $1-$10,000              Over $100,000

Note: The dollar amounts shown above include deferred compensation to the Directors deemed invested in Fund shares. The amounts ultimately received by the directors/trustees under the deferred compensation plan will be directly linked to the investment performance of the funds.

CODE OF ETHICS
The directors, trustees and officers of Lord Abbett-sponsored funds, together with the partners and employees of Lord Abbett, are permitted to purchase and sell securities for their personal investment accounts. In engaging in personal securities transactions, however, such persons are subject to requirements and restrictions contained in the Company's Code of Ethics (the "Code") which complies, in substance, with each of the recommendations of the Investment Company Institute's Advisory Group on Personal Investing. Among other things, the Code requires, with limited exceptions, that Lord Abbett partners and employees obtain advance approval before buying or selling securities, submit confirmations and quarterly transaction reports, and obtain approval before becoming a director of any company; and it prohibits such persons from investing in a security 7 days before or after any Lord Abbett-sponsored fund or Lord Abbett-managed account considers a trade or trades in such security, prohibiting profiting on trades of the same security within 60 days and trading on material and non-public information. The Code imposes certain similar requirements and restrictions on the independent directors and trustees of each Lord Abbett-sponsored fund to the extent contemplated by the recommendations of such Advisory Group.

                                       4.
               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of March 26, 2002, our officers and directors, as a group, owned less than 1% of each Fund's outstanding shares of Class Y. However, as of March 22, 2002, the ownership of outstanding shares by Lord Abbett was 91% of Growth Opportunities Fund which represents the initial investment. It is anticipated that over time this percentage of ownership will decrease. As of March 22, 2002, other than Lord Abbett Distributor and other institutional broker-dealers for the benefit of their clients, the following shareholders owned more than 5% of a Fund's outstanding Class Y shares:

Small-Cap Value Fund
--------------------
Lord Abbett                  55.55%
   Alpha Series
90 Hudson St.
Jersey City, NJ

University of                 8.79%
   Puget Sound
1500 N. Warner St.
Tacoma, WA

                                       5.
                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT MANAGER

As described under "Management" in the Prospectus, Lord Abbett is each Fund's investment manager. Of the general partners of Lord Abbett, the following are officers and/or directors of each Fund: Joan A. Binstock, Daniel E. Carper, Robert S. Dow, Robert P. Fetch, Paul A. Hilstad, Lawrence H. Kaplan, Robert G. Morris, Eli M. Salzmann, Christopher J. Towle and Edward von der Linde. The other general partners are: Zane E. Brown, John E. Erard, Daria L. Foster, Robert I. Gerber, Michael A. Grant, W. Thomas Hudson, Stephen J. McGruder, Robert J. Noelke, R. Mark Pennington, Douglas B. Sieg, and Marion Zapolin. The address of each partner is 90 Hudson Street, Jersey City, New Jersey 07302-3973.

Under the Management Agreement between Lord Abbett and the Company, each Fund is obligated to pay Lord Abbett a monthly fee, based on average daily net assets for each month. These fees are allocated among the separate classes based on each Fund's average daily net assets. The annual rates for each Fund are as follows:
     -    for the Growth Opportunities Fund, at an annual rate of .90 of 1%,
     -    for the Large-Cap Research Fund, at an annual rate of .75 of 1%,
     -    for the Small-Cap Value Fund, at an annual rate of .75 of 1%.

On behalf of the Growth Opportunities Fund, for the fiscal years ended November 30, 2000, and 1999, Lord Abbett waived a portion of the management fee. The management fee for the fiscal years ended November 30, 2000, and 1999, except for the waiver, would have amounted to $2,088,873, and $159,804, respectively. For the fiscal year ended November 30, 2001, Lord Abbett did not waive its management fee. The management fee for the fiscal year ended November 30, 2001 amounted to $2,777,088. Although not obligated to do so, Lord Abbett may waive all or a part of its management fees and/or may assume other expenses of the Funds.

For the fiscal years ended November 30, 2001, 2000, and 1999, Lord Abbett received $2,490,633, $2,153,563, and $1,498,289, respectively, in management fees with respect to the Large-Cap Research Fund.

For the fiscal years ended November 30, 2001, 2000, and 1999, Lord Abbett received $5,178,154, $3,800,834, and $3,562,324, respectively, in management fees with respect to Small-Cap Value Fund.

Each Fund pays all expenses attributable to its operations not expressly assumed by Lord Abbett, including, without limitation, 12b-1 expenses, outside directors'/trustees' fees and expenses, association membership dues, legal and auditing fees, taxes, transfer and dividend disbursing agent fees, shareholder servicing costs, expenses relating to shareholder meetings, expenses of preparing, printing and mailing stock certificates and shareholder reports, expenses of registering its shares under federal and state securities laws, expenses of preparing, printing and mailing prospectuses to existing shareholders, insurance premiums, brokerage and other expenses connected with executing portfolio transactions.

PRINCIPAL UNDERWRITER
Lord Abbett Distributor LLC, a New York limited liability company and subsidiary of Lord Abbett, 90 Hudson Street, Jersey City, New Jersey 07302-3973, serves as the principal underwriter for each Fund.

CUSTODIAN AND ACCOUNTING AGENT
State Street Bank and Trust Company, 801 Pennsylvania Avenue, Kansas City, Missouri is each Fund's custodian. The custodian pays for and collects proceeds of securities bought and sold by the Fund and attends to the collection of principal and income. The custodian may appoint domestic and foreign sub-custodians from time to time to hold certain securities purchased by each Fund in foreign countries and to hold cash and currencies for each Fund. In accordance with the requirements of Rule 17f-5, the Board of Directors have approved arrangements permitting each Fund's foreign assets not held by the custodian or its foreign branches to be held by certain qualified foreign banks and depositories. In addition, State Street Bank and Trust Company performs certain accounting and record keeping functions relating to portfolio transactions and calculates each Fund's net asset value.

TRANSFER AGENT
UMB, N.A., 928 Grand Blvd., Kansas City, Missouri, 64106, acts as the transfer agent and dividend disbursing agent for each Fund.

INDEPENDENT AUDITORS
Deloitte & Touche LLP, Two World Financial Center, New York, New York, 10281, are the independent auditors of each Fund and must be approved at least annually by the Board of Directors to continue in such capacity. Deloitte & Touche LLP performs audit services for the Funds, including the examination of financial statements included in the Funds' Annual Report to Shareholders.


                                       6.
                    BROKERAGE ALLOCATIONS AND OTHER PRACTICES

Each Fund's policy is to obtain best execution on all portfolio transactions, which means that it seeks to have purchases and sales of portfolio securities executed at the most favorable prices, considering all costs of the transaction, including brokerage commissions and dealer markups and markdowns and taking into account the full range and quality of the brokers' services. Consistent with obtaining best execution, each Fund generally pays, as described below, a higher commission than some brokers might charge on the same transaction. Our policy with respect to best execution governs the selection of brokers or dealers and the market in which the transaction is executed. To the extent permitted by law, a Fund, if considered advantageous, makes a purchase from or sale to another Lord Abbett-sponsored fund without the intervention of any broker-dealer.

Broker-dealers are selected on the basis of their professional capability and the value and quality of their brokerage and research services. Normally, the selection is made by traders who are employees of Lord Abbett. These traders also do the trading for other accounts -- investment companies and other investment clients -- managed by Lord Abbett. They are responsible for obtaining best execution.

We pay a commission rate that we believe is appropriate to give maximum assurance that our brokers will provide us, on a continuing basis, with the highest level of brokerage services available. While we do not always seek the lowest possible commissions on particular trades, we believe that our commission rates are in line with the rates that many other institutions pay. Our traders are authorized to pay brokerage commissions in excess of those that other brokers might accept on the same transactions in recognition of the value of the services performed by the executing brokers, viewed in terms of either the particular transaction or the overall responsibilities of Lord Abbett, with respect to us and the other accounts they manage. Such services include showing us trading opportunities including blocks, a willingness and ability to take positions in securities, knowledge of a particular security or market-proven ability to handle a particular type of trade, confidential treatment, promptness and reliability.

Some of these brokers also provide research services, at least some of which are useful to Lord Abbett, in their overall responsibilities with respect to us and the other accounts they manage. Research includes the furnishing of analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts and trading equipment and computer software packages, acquired from third-party suppliers, that enable Lord Abbett to access various information bases. Such services may be used by Lord Abbett in servicing all their accounts, and not all of such services will necessarily be used by Lord Abbett in connection with their management of the Funds. Conversely, such services furnished in connection with brokerage on other accounts managed by Lord Abbett may be used in connection with their management of the Funds, and not all of such services will necessarily be used by Lord Abbett in connection with their advisory services to such other accounts. We have been advised by Lord Abbett that research services received from brokers cannot be allocated to any particular account, are not a substitute for Lord Abbett's services but are supplemental to their own research effort and, when utilized, are subject to internal analysis before being incorporated by Lord Abbett into their investment process. As a practical matter, it would not be possible for Lord Abbett to generate all of the information presently provided by brokers. While receipt of research services from brokerage firms has not reduced Lord Abbett's normal research activities, the expenses of Lord Abbett could be materially increased if it attempted to generate such additional information through its own staff and purchased such equipment and software packages directly from the suppliers.

No commitments are made regarding the allocation of brokerage business to or among brokers, and trades are executed only when they are dictated by investment decisions of the Lord Abbett-sponsored funds to purchase or sell portfolio securities.

When, in the opinion of Lord Abbett, two or more broker-dealers (either directly or through their correspondent clearing agents) are in a position to obtain the best price and execution, preference may be given to brokers who have sold shares of each Fund and/or shares of other Lord-Abbett-sponsored funds, or who have provided investment research, statistical, or other related services to each Fund.

If other clients of Lord Abbett buy or sell the same security at the same time as a Lord Abbett-sponsored fund does, transactions will, to the extent practicable, be allocated among all participating accounts in proportion to the amount of each order and will be executed daily until filled so that each account shares the average price and commission cost of each day. Other clients who direct that their brokerage business be placed with specific brokers or who invest through wrap accounts introduced to Lord Abbett by certain brokers may not participate with a Lord Abbett-sponsored fund in the buying and selling of the same securities as described above. If these clients wish to buy or sell the same security as a Lord Abbett-sponsored fund does, they may have their transactions executed at times different from our transactions and thus may not receive the same price or incur the same commission cost as a Lord Abbett-sponsored fund does.

For the fiscal years ended November 30, 2001, 2000, and 1999, Growth Opportunities Fund paid total brokerage commissions on transactions of securities to independent broker-dealers of $736,881, $669,965, and $91,960, respectively.

For the fiscal years ended November 30, 2001, 2000, and 1999, Large-Cap Research Fund paid total brokerage commissions on transactions of securities to independent broker-dealers of $930,468, $513,463, and $395,908, respectively.

For the fiscal years ended November 30, 2001, 2000, and 1999, Small-Cap Value Fund paid total brokerage commissions on transactions of securities to independent broker-dealers of $1,419,837, $1,257,104, and $1,492,501, respectively.

                                       7.
                       CAPITAL STOCK AND OTHER SECURITIES

CLASSES OF SHARES. Each Fund offers investors different classes of shares to eligible purchasers. Only Class Y shares for each Fund are offered in this Statement of Additional Information. The different classes of shares represent investments in the same portfolio of securities but are subject to different expenses and will likely have different share prices.

All shares have equal noncumulative voting rights and equal rights with respect to dividends, assets and liquidation, except for certain class-specific expenses. They are fully paid and nonassessable when issued and have no preemptive or conversion rights. Additional classes, series, or funds may be added in the future. The Act requires that where more than one class, series, or fund exists, each class, series, or fund must be preferred over all other classes, series or funds in respect of assets specifically allocated to such class, series, or fund.

Rule 18f-2 under the Act provides that any matter required to be submitted, by the provisions of the Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as a fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each class affected by such matter. Rule 18f-2 further provides that a class shall be deemed to be affected by a matter unless the interest of each class, series, or fund in the matter is substantially identical or the matter does not affect any interest of such class, series, or fund. However, the Rule exempts the selection of independent public accountants, the approval of a contract with a principal underwriter and the election of directors/trustees from the separate voting requirements.

The Funds' By-Laws provide that the Funds shall not hold meetings of stockholders in any year unless one or more matters are required to be acted on by stockholders under the Act, or unless called by a majority of the Board of Directors or by stockholders holding at least one quarter of the stock of a Fund's outstanding shares and entitled to vote at the meeting. When any such annual meeting is held, the stockholders will elect directors of the Funds.

                                       8.
                             PURCHASES, REDEMPTIONS
                                   AND PRICING

Information concerning how we value our shares for the purchase and redemption of our shares is contained in the Prospectus under "Purchases" and "Redemptions," respectively.

Under normal circumstances we calculate the Funds' net asset value as of the close of the New York Stock Exchange ("NYSE") on each day that the NYSE is open for trading by dividing our total net assets by the number of shares outstanding at the time of calculation. The NYSE is closed on Saturdays and Sundays and the following holidays -- New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Each Fund values its portfolio securities at market value as of the close of the NYSE. Market value will be determined as follows: securities listed or admitted to trading privileges on any national or foreign securities exchange or on the NASDAQ National Market System are valued at the last sales price, or, if there is no sale on that day, at the mean between the last bid and asked prices, or, in the case of bonds, in the over-the-counter market if, in the judgment of the Funds' officers, that market more accurately reflects the market value of the bonds. Over-the-counter securities, not traded on the NASDAQ National Market System, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not available are valued at fair market value under procedures approved by the Board of Directors.

The net asset value per share for the Class Y shares will be determined by taking the net assets and dividing by the number of Class Y shares outstanding. Our Class Y shares will be offered at net asset value.

CLASS Y SHARE EXCHANGES. The Prospectus briefly describes the Telephone Exchange Privilege. You may exchange some or all of your Class Y shares for Class Y shares of any Lord Abbett-sponsored funds currently offering Class Y shares to the public. You should read the prospectus of the other fund before exchanging. In establishing a new account by exchange, shares of the fund being exchanged must have a value equal to at least the minimum initial investment required for the other fund into which the exchange is made.

REDEMPTIONS. A redemption order is in proper form when it contains all of the information and documentation required by the order form or supplementary by Lord Abbett Distributor or the Funds to carry out the order. The signature(s) and any legal capacity of the signer(s) must be guaranteed by an eligible guarantor. See the Prospectus for expedited redemption procedures.

The right to redeem and receive payment, as described in the Prospectus, may be suspended if the NYSE is closed (except for weekends or customary holidays), trading on the NYSE is restricted or the Securities and Exchange Commission deems an emergency to exist.

Our Board of Directors may authorize redemption of all of the shares in any account in which there are fewer than 25 shares. Before authorizing such redemption, the Board must determine that it is in our economic best interest or necessary to reduce disproportionately burdensome expenses in servicing shareholder accounts. At least 6 months' prior written notice will be given before any such redemption, during which time shareholders may avoid redemption by bringing their accounts up to the minimum set by the Board.

PURCHASES THROUGH FINANCIAL INTERMEDIARIES. A Financial Intermediary may charge transaction fees on the purchase and/or sale of Fund shares. The Fund and/or Lord Abbett Distributor has authorized one or more agents to receive on its behalf purchase and redemption orders. Such agents are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's or Lord Abbett Distributor's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized agent or, if applicable, an agent's authorized designee, receives the order.

REDEMPTIONS IN KIND. Under circumstances in which it is deemed detrimental to the best interests of the Fund's shareholders to make redemption payments wholly in cash, the Fund may pay, in accordance with rules adopted by the SEC, any portion of a redemption in excess of the lesser of $250,000 or 1% of the Fund's net assets by a distribution in kin of readily marketable securities in lieu of cash. The Fund presently has no intention to make redemptions in kind under normal circumstances, unless specifically requested by a shareholder.

                                       9.
                              TAXATION OF THE FUND

Each Fund intends to elect and to qualify for the special tax treatment afforded regulated investment companies under the Internal Revenue Code of 1986 (the "Code"). If a Fund so qualifies, the Fund will not be liable for U.S. federal income taxes on income and capital gains that the Fund timely distributes to its shareholders. If in any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income will be taxed to the Fund at regular corporate rates. Assuming the Fund does qualify as a regulated investment company, it will be subject to a 4% non-deductible excise tax on certain amounts that are not distributed or treated as having been distributed on a timely basis each calendar year. Each Fund intends to distribute to its shareholders each year an amount adequate to avoid the imposition of this excise tax.

Each Fund intends to declare and pay as dividends each year substantially all of its net investment income. Dividends paid by a Fund from its ordinary income or net realized short-term capital gains are taxable to you as ordinary income. Dividends paid by a Fund from its net realized long-term capital gains are taxable to you as long-term capital gains, regardless of the length of time you have owned Fund shares. All dividends are taxable to you regardless of whether they are received in cash or reinvested in Fund shares.

Dividends paid by a Fund to corporate shareholders will qualify for the dividends received deduction to the extent they are derived from dividends paid to the Fund by domestic corporations. If you are a corporation, you must have held your Fund shares for more than 45 days to qualify for the dividends received deduction. The dividends received deduction may be limited if you incur indebtedness to acquire Fund shares.

Distributions paid by a Fund that do not constitute dividends because they exceed the Fund's current and accumulated earnings and profits will be treated as a return of capital and reduce the tax basis of your Fund shares. To the extent that such distributions exceed the tax basis of your Fund shares, the excess amounts will be treated as gains from the sale of the shares.

Ordinarily, you are required to take distributions by a Fund into account in the year in which they are made. A distribution declared in October, November, or December of any year and payable to shareholders of record on a specified date in those months, however, is deemed paid by a Fund and received by you on December 31 of that calendar year if the distribution is paid by the Fund in January of the following year. Each Fund will send you annual information concerning the tax treatment of dividends and other distributions paid to you by the Fund.

Upon your sale, exchange, or redemption of Fund shares, you will recognize short- or long-term capital gain or loss, depending upon whether your holding period of the Fund shares exceeds one year. However, if your holding period in your Fund shares is six months or less, any capital loss realized from a sale, exchange, or redemption of such shares must be treated as long-term capital loss to the extent of dividends classified as "capital gain dividends" received with respect to such shares. Losses on the sale of Fund shares are not deductible if, within a period beginning 30 days before the date of the sale and ending 30 days after the date of the sale, you acquire shares that are substantially identical.

The maximum tax rates applicable to net capital gains recognized by individuals and other non-corporate taxpayers are currently (i) the same as ordinary income tax rates for capital assets held for one year or less and (ii) 20% for capital assets held for more than one year. Capital gains or losses recognized by corporate shareholders are subject to tax at the ordinary income tax rates applicable to corporations.

Certain investment practices that a Fund may utilize, such as investing in futures, foreign currency, or foreign entities classified as "passive foreign investment companies" for U.S. tax purposes, may affect the character and timing of the recognition of gains and losses by a Fund. Such transactions may in turn affect the amount and character of Fund distributions to you.

A Fund may in some cases be subject to foreign withholding taxes, which would reduce the yield on its investments. It is generally expected that you will not be entitled to claim a federal income tax credit or deduction for foreign income taxes paid by a Fund.

You may be subject to a 30% withholding tax on reportable dividends, capital gain distributions, and redemption payments ("backup withholding"). The withholding tax is reduced to 29% for dividends, distributions, and payments that are received for tax purposes after December 31, 2003. Generally, you will be subject to backup withholding if a Fund does not have your certified taxpayer identification number on file, or, to the Fund's knowledge, you have furnished an incorrect number. When establishing an account, you must certify under penalties of perjury that your taxpayer identification number is correct and that you are not otherwise subject to backup withholding.

The tax rules of the various states of the United States and their local jurisdictions with respect to distributions from a Fund can differ from the U.S. federal income tax rules described above. Many states allow you to exclude from your state taxable income the percentage of dividends derived from certain federal obligations, including interest on some federal agency obligations. Certain states, however, may require that a specific percentage of a Fund's income be derived from federal obligations before such dividends may be excluded from state taxable income. A Fund may invest some or all of its assets in such federal obligations. Each Fund intends to provide to you on an annual basis information to permit you to determine whether Fund dividends derived from interest on federal obligations may be excluded from state taxable income.

If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply and you should consult your tax adviser for detailed information about the tax consequences to you of owning Fund shares.

The foregoing discussion addresses only the U.S. federal income tax consequences applicable to U.S. persons (generally, U.S. citizens or residents (including certain former citizens and former long-term residents), domestic corporations or domestic entities taxed as corporations for U.S. tax purposes, estates the income of which is subject to U.S. federal income taxation regardless of its source, and trusts if a court within the United States is able to exercise primary supervision over their administration and at least one U.S. person has the authority to control all substantial decisions of the trusts). The treatment of the owner of an interest in an entity that is a pass-through entity for U.S. tax purposes (e.g., partnerships and disregarded entities) and that owns Fund shares will generally depend upon the status of the owner and the activities of the pass-through entity. If you are not a U.S. person or are the owner of an interest in a pass-through entity that owns Fund shares, you should consult your tax adviser regarding the U.S. and foreign tax consequences of the ownership of Fund shares, including the applicable rate of U.S. withholding tax on dividends representing ordinary income and net short-term capital gains, and the applicability of U.S. gift and estate taxes.

Because everyone's tax situation is unique, you should consult your tax adviser regarding the treatment of distributions under the federal, state, and local tax rules that apply to you, as well as the tax consequences of gains or losses from the sale, exchange, or redemption of your Fund shares.

                                       10.
                                   UNDERWRITER

Lord Abbett Distributor LLC, a New York limited liability company and subsidiary of Lord Abbett, 90 Hudson Street, Jersey City, New Jersey 07302-3973, serves as the exclusive underwriter for the Funds. Each Fund has entered into a distribution agreement with Lord Abbett Distributor, under which Lord Abbett Distributor is obligated to use its best efforts to find purchasers for the shares of the Funds, and to make reasonable efforts to sell Fund shares, on a continuous basis, so long as, in Lord Abbett Distributor's judgment, a substantial distribution can be obtained by reasonable efforts.


                                       11.
                                   PERFORMANCE

Each Fund computes the average annual compounded rates of total return during specified periods (i) before taxes, (ii) after taxes on Fund distributions, and
(iii) after taxes on Fund distributions and redemption (or sale) of the Funds shares at the end of the measurement period. Each Funds equates the initial amount invested to the ending (redeemable) value of such investment by adding one to the computed average annual total return, expressed as a percentage (i) before taxes, (ii) after taxes on Fund distributions, and (iii) after taxes on Fund distributions and redemption of the Fund shares at the end of the measurement period, raising the sum to a power equal to the number of years covered by the computation and multiplying the result by one thousand dollars, which represents a hypothetical initial investment. The calculation assumes deduction of the maximum sales charge from the initial amount invested and reinvestment of all distributions (i) without the effect of taxes, (ii) less taxes due on such Fund distributions, and (iii) less taxes due on such Fund distributions and redemption of the Fund shares, on the reinvestment dates at prices calculated as stated in the Prospectus. The ending (redeemable) value is determined by assuming a complete redemption at the end of the period(s) covered by the average annual total return computation and, in the case of after taxes on Fund distributions and redemption of Fund shares, includes subtracting capital gains taxes resulting from the redemption and adjustments to take into account the tax benefit from any capital losses that may have resulted from the redemption.

In calculating total returns for Class Y shares, no sales charge is deducted from the initial investment, and the return is shown at net asset value.

Using the computation method described above, the following table indicates the average annual compounded rates of total return on an initial investment of one thousand dollars as of November 31, 2001 for each Fund for one-year and life of fund. The after-tax returns were calculated using the historical highest applicable individual federal marginal tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distribution (e.g., the ordinary income rate for ordinary income distributions, the short-term capital gain rate for short-term capital gains distributions, and the long-term capital gain rate for long-term capital gains distributions). The tax rates may vary over the measurement period. Potential tax liabilities other than federal tax liabilities (e.g. state and local taxes) were disregarded, as were the effect of phaseouts of certain exemptions, deductions, and credits at various income levels, and the impact of the federal alternative minimum income tax. Before and after-tax returns are provided for Class Y shares for each Fund. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. A Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


                                     1 YEAR          5 YEARS        10 YEARS         LIFE OF FUND
                                     ------          -------        --------         ------------
GROWTH OPPORTUNITIES FUND
Class Y shares Before Taxes           -8.62%          --              --             19.66%   (10/15/98)
Class Y Shares After
  Taxes on Distributions              -8.62%          --              --             19.49%
Class Y Shares After Taxes on
  Distributions and Sale of
  Fund Shares                         -5.25%          --              --             16.19%

LARGE-CAP RESEARCH FUND
Class Y shares Before Taxes           -4.14%          --              --              2.94%   (05/04/99)
Class Y Shares After
  Taxes on Distributions              -5.03%          --              --              1.30%
Class Y Shares After Taxes on
  Distributions and Sale of
  Fund Shares                         -1.85%          --              --              1.57%

SMALL-CAP VALUE FUND
Class Y shares  Before Taxes          15.56%          --              --              8.93%   (12/30/97)
Class Y Shares After
  Taxes on Distributions              15.01%          --              --              8.80%
Class Y Shares After Taxes on
  Distributions and Sale of
  Fund Shares                          9.92%          --              --              7.29%

These figures represent past performance, and an investor should be aware that the investment return and principal value of a Fund investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than his or her original cost. Therefore, there is no assurance that this performance will be repeated in the future.

Each Fund may from time to time quote or otherwise use yield and total return information in advertisements, shareholder reports, or sales literature. Thirty-day yield and average annual total return values are computed pursuant to formulas specified by the SEC. Each Fund may also from time to time quote distribution rates in reports to shareholders and in sales literature. In addition, each Fund may from time to time advertise or describe in sales literature its performance relative to certain averages, performance rankings, indices, other information prepared by recognized mutual fund statistical services, and investments for which reliable performance information is available.

                                       12.
                              FINANCIAL STATEMENTS

The financial statements incorporated herein by reference from Lord Abbett Research Fund's 2001 Annual Reports to Shareholders have been audited by Deloitte & Touche LLP, independent auditors, as stated in its reports, which is incorporated herein by reference, and has been so incorporated in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.